                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                  811-6247
                                  ----------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                          (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                   -----------------------------

Date of fiscal year end:    11-30
                        --------------------------------------------------------

Date of reporting period:   02-28-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL GROWTH FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.7%
AUSTRALIA - 4.5%
         1,287,214  BHP Billiton Ltd.(1)                          $       27,513
           317,520  CSL Ltd.(1)                                           19,425
           947,882  National Australia Bank Ltd.(1)                       30,140
         1,154,400  QBE Insurance Group Ltd.(1)                           29,104
           311,844  Rio Tinto Ltd.(1)                                     18,574
                                                                 ---------------
                                                                         124,756
                                                                 ---------------
AUSTRIA - 1.0%
           364,939  Erste Bank der Oesterreichischen
                    Sparkassen AG(1)                                      27,118
                                                                 ---------------
BELGIUM - 1.7%
           232,405  KBC Groupe                                            28,278
           116,900  Umicore                                               20,010
                                                                 ---------------
                                                                          48,288
                                                                 ---------------
BRAZIL - 0.7%
           225,050  Petroleo Brasileiro SA ADR                            20,345
                                                                 ---------------
CANADA - 0.5%
           457,570  Rogers Communications Inc. Cl B                       14,934
                                                                 ---------------
CZECH REPUBLIC - 0.5%
           374,430  CEZ AS(2)                                             15,057
                                                                 ---------------
DENMARK - 0.7%
           437,490  Vestas Wind Systems AS(2)                             20,424
                                                                 ---------------
FINLAND - 1.9%
           449,730  Kone Oyj(1)                                           25,742
           285,880  Metso Oyj                                             14,189
           664,870  Nokia Oyj(1)                                          14,507
                                                                 ---------------
                                                                          54,438
                                                                 ---------------
FRANCE - 9.7%
           364,569  Accor SA                                              32,189
         1,047,788  AXA SA                                                44,586
           346,899  Groupe Danone(1)                                      54,956
           126,250  LVMH Moet Hennessy Louis
                    Vuitton SA                                            13,987
            62,940  Pernod-Ricard SA(1)                                   12,991
           146,513  PPR SA(1)                                             22,042
           150,296  Societe Generale(1)                                   25,323
           557,466  Total SA(1)                                           37,633
           403,358  Veolia Environnement(1)                               28,457
                                                                 ---------------
                                                                         272,164
                                                                 ---------------
GERMANY - 7.7%
           131,630  Allianz SE                                            28,351
           178,640  BASF AG                                               18,165
           302,000  DaimlerChrysler AG                                    20,543

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
           107,620  Deutsche Boerse AG                                    21,553
           191,111  Fresenius Medical Care AG &
                    Co. KGaA                                              27,057
           226,328  Hochtief AG(1)                                        19,711
           745,365  KarstadtQuelle AG(1)(2)                               25,898
           191,520  Linde AG(1)                                           19,515
           164,320  Q-Cells AG(2)                                          9,797
           240,400  Siemens AG                                            25,367
                                                                 ---------------
                                                                         215,957
                                                                 ---------------
GREECE - 1.4%
           772,230  National Bank of Greece SA                            39,951
                                                                 ---------------
HONG KONG - 2.4%
         2,020,500  China Mobile Ltd.                                     18,775
         2,720,000  Esprit Holdings Limited(1)                            28,339
         6,062,800  Li & Fung Ltd.                                        19,245
                                                                 ---------------
                                                                          66,359
                                                                 ---------------
INDIA - 2.1%
           282,300  Housing Development Finance
                    Corp. Ltd.                                             9,616
           346,000  Infosys Technologies Ltd.                             16,310
         1,861,870  Reliance Communication
                    Ventures Ltd.(2)                                      17,206
           607,000  Tata Consultancy Services Ltd.                        16,362
                                                                 ---------------
                                                                          59,494
                                                                 ---------------
IRELAND - 1.7%
         1,215,240  Anglo Irish Bank Corp. plc                            25,888
           481,384  Ryanair Holdings plc ADR(2)(1)                        21,590
                                                                 ---------------
                                                                          47,478
                                                                 ---------------
ITALY - 3.1%
         1,089,765  Banco Popolare di Verona
                    e Novara Scrl(1)                                      33,020
           607,759  ENI SpA                                               18,616
           599,190  Finmeccanica SpA(1)                                   17,696
           675,854  Saipem SpA(1)                                         18,252
                                                                 ---------------
                                                                          87,584
                                                                 ---------------
JAPAN - 18.9%
         2,250,000  Bank of Yokohama Ltd. (The)                           18,404
           436,100  Canon, Inc.                                           23,842
           152,100  Daito Trust Construction Co., Ltd.                     7,377
           180,700  Fanuc Ltd.                                            16,155
         2,405,490  iShares MSCI Japan Index Fund(1)                      35,481
         1,380,000  Isuzu Motors Ltd.                                      7,160
           633,500  JTEKT Corp.                                           11,188
             2,760  KDDI Corp.                                            21,619
           185,100  LAWSON Inc.(1)                                         7,101
           197,600  Makita Corp.                                           7,263
         1,421,000  Marubeni Corp.                                         8,921
         1,132,000  Matsushita Electric Works, Ltd.                       12,894
         3,796,000  Mitsubishi Electric Corp.                             38,009
             1,758  Mitsubishi UFJ Financial
                    Group, Inc.                                           21,688

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
           136,000  Murata Manufacturing Co. Ltd.                          9,860
           135,800  Nintendo Co., Ltd.                                    36,146
         2,894,000  Nippon Steel Corp.(1)                                 19,685
           905,000  Nippon Yusen Kabushiki Kaisha                          7,150
         1,512,000  Obayashi Corp.                                        10,183
           161,090  ORIX Corp.                                            44,375
         2,792,000  Osaka Gas Co. Ltd.                                    10,970
            16,530  SBI Holdings Inc.                                      7,068
           372,100  Shin-Etsu Chemical Co., Ltd.                          23,330
           277,800  Sony Corp.(1)                                         14,483
         2,262,000  Sumitomo Heavy Industries Ltd.                        23,203
           732,000  Sumitomo Realty & Development
                    Co. Ltd.                                              29,195
         1,321,000  Tokyo Tatemono Co. Ltd.                               18,373
           516,800  Toyota Motor Corp.                                    35,023
                                                                 ---------------
                                                                         526,146
                                                                 ---------------
MEXICO - 0.7%
           468,212  America Movil, SAB de CV ADR                          20,508
                                                                 ---------------
NETHERLANDS - 2.1%
           878,486  ING Groep N.V. CVA                                    37,510
           412,413  Royal Numico N.V.(1)                                  21,260
                                                                 ---------------
                                                                          58,770
                                                                 ---------------
NORWAY - 3.0%
           116,060  Aker Kvaerner ASA(1)                                  13,474
         1,423,760  Statoil ASA(1)                                        36,330
           911,167  Telenor ASA                                           16,862
           629,850  Yara International ASA                                17,433
                                                                 ---------------
                                                                          84,099
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.7%
         9,503,500  China Merchants Bank Co.
                    Ltd. Cl H(1) (2)                                      19,316
                                                                 ---------------
RUSSIAN FEDERATION - 0.4%
           201,296  Mobile TeleSystems ADR(1)                             10,326
                                                                 ---------------
SINGAPORE - 1.2%
         1,667,000  Keppel Corp. Ltd.(1)                                  19,742
         1,058,000  United Overseas Bank Ltd.(1)                          14,260
                                                                 ---------------
                                                                          34,002
                                                                 ---------------
SOUTH KOREA - 0.8%
            36,950  Samsung Electronics                                   22,226
                                                                 ---------------
SPAIN - 2.0%
         1,153,946  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(1)                                      20,307
           595,579  Inditex SA(1)                                         34,666
                                                                 ---------------
                                                                          54,973
                                                                 ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
SWEDEN - 1.5%
           709,860  Swedbank AB A Shares(1)                               24,375
         5,208,990  Telefonaktiebolaget LM
                    Ericsson Cl B(1)                                      18,556
                                                                 ---------------
                                                                          42,931
                                                                 ---------------
SWITZERLAND - 12.3%
         1,483,185  ABB Ltd.(1)                                           24,901
            68,700  Actelion Ltd.(1)(2)                                   15,003
           224,879  Adecco SA                                             15,010
           382,779  Compagnie Financiere
                    Richemont AG Cl A                                     21,149
           450,490  Credit Suisse Group                                   31,252
           349,320  Holcim Ltd.                                           34,730
           281,410  Julius Baer Holding AG                                35,603
            37,830  Nestle SA                                             14,100
           352,015  Novartis AG(1)                                        19,609
           294,859  Roche Holding AG(1)                                   52,626
           167,470  Syngenta AG                                           29,602
           130,760  Synthes Inc.                                          16,382
           531,014  UBS AG                                                31,498
                                                                 ---------------
                                                                         341,465
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 0.9%
         3,678,800  Hon Hai Precision Industry Co., Ltd.                  25,095
                                                                 ---------------
UNITED KINGDOM - 16.6%
           257,510  AstraZeneca plc                                       14,482
         2,847,401  Barclays plc                                          41,376
         2,566,239  BG Group plc                                          34,870
           809,800  British Sky Broadcasting Group plc                     8,857
         1,221,880  BT Group plc                                           7,096
         2,931,196  Burberry Group plc                                    36,347
         1,746,317  Capita Group plc                                      22,187
         2,397,348  Carphone Warehouse Group plc(1)                       13,993
         1,221,990  Daily Mail and General Trust
                    plc A Shares                                          18,572
           997,880  Experian Group Ltd.                                   11,668
           650,372  GlaxoSmithKline plc                                   18,262
         2,356,600  International Power plc                               16,890
         2,803,664  Man Group plc                                         30,224
         1,495,366  Marks & Spencer Group plc                             19,820
         1,479,590  Prudential plc                                        19,567
           587,901  Reckitt Benckiser plc                                 29,599
           815,585  Royal Bank of Scotland Group plc                      32,174
           766,490  SABMiller plc                                         16,977
         5,035,629  Tesco plc                                             42,716
         9,798,900  Vodafone Group plc                                    27,227
                                                                 ---------------
                                                                         462,904
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,817,108
(Cost $2,107,869)                                                ---------------

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                         ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 25.5%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.31%, dated 2/28/07,
due 3/1/07 (Delivery value $275,041)                                     275,000

Repurchase Agreement, Citigroup Global Markets
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.33%, dated 2/28/07, due 3/1/07
(Delivery value $154,560)                                                154,537

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.32%, dated 2/28/07, due 3/1/07
(Delivery value $150,022)                                                150,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.31%, dated 2/28/07, due 3/1/07 (Delivery
value $135,020)                                                          135,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                       714,537
(Cost $714,537)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 126.2%                                   3,531,645
(COST $2,822,406)                                                ---------------

OTHER ASSETS AND LIABILITIES - (26.2)%                                 (733,082)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    2,798,563
                                                                 ===============

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                  28.6.%
Industrials                                 14.2%
Consumer Discretionary                      13.8%
Materials                                    8.2%
Consumer Staples                             7.1%
Information Technology                       6.5%
Health Care                                  6.5%
Energy                                       6.4%
Telecommunication Services                   5.5%
Utilities                                    2.6%
Diversified                                  1.3%
Cash and cash equivalents(+)               (0.7)%

(+)Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
MSCI = Morgan Stanley Capital International
(1) Security, or a portion thereof, was on loan as of February 28, 2007. The aggregate value of securities on loan at February 28, 2007, was
    $61,588 (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

The aggregate value of fair valued securities as of February 28, 2007, was
$25,095 (in thousands), which represented 0.9% of total net assets.

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $    2,828,280
                                                                 ===============
Gross tax appreciation of investments                             $      718,709
Gross tax depreciation of investments                                   (15,344)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $      703,365
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GROWTH FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.1%
AUSTRALIA - 0.7%
            49,270  CSL Ltd.                                      $        3,014
                                                                 ---------------
AUSTRIA - 1.4%
            86,280  Erste Bank der Oesterreichischen
                    Sparkassen AG                                          6,411
                                                                 ---------------
BELGIUM - 1.7%
            43,600  KBC Groupe                                             5,305
            12,860  Umicore                                                2,201
                                                                 ---------------
                                                                           7,506
                                                                 ---------------
CANADA - 0.6%
            39,561  Suncor Energy Inc.(1)                                  2,805
                                                                 ---------------
CHANNEL ISLANDS - 0.7%
            92,110  Amdocs Ltd.(2)                                         3,188
                                                                 ---------------
CZECH REPUBLIC - 0.5%
            55,230  CEZ AS(2)                                              2,221
                                                                 ---------------
DENMARK - 0.9%
            88,135  Vestas Wind Systems AS(2)                              4,114
                                                                 ---------------
FRANCE - 4.5%
            62,470  Accor SA                                               5,516
           110,171  AXA SA                                                 4,688
            37,360  Societe Generale(1)                                    6,295
            24,910  Vinci SA(1)                                            3,450
                                                                 ---------------
                                                                          19,949
                                                                 ---------------
GERMANY - 2.2%
            29,020  Deutsche Boerse AG                                     5,812
            22,000  Fresenius Medical Care AG                              3,115
            18,000  Q-Cells AG(2)                                          1,073
                                                                 ---------------
                                                                          10,000
                                                                 ---------------
GREECE - 2.2%
           186,570  National Bank of Greece SA                             9,652
                                                                 ---------------
HONG KONG - 1.8%
           554,000  Esprit Holdings Limited                                5,772

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           664,000  Li & Fung Ltd.                                         2,108
                                                                 ---------------
                                                                           7,880
                                                                 ---------------
INDIA - 2.3%
           203,600  Bharti Airtel Ltd.(2)                                  3,336
            53,200  Infosys Technologies Ltd. ADR(1)                       2,887
           153,622  Tata Consultancy Services Ltd.                         4,141
                                                                 ---------------
                                                                          10,364
                                                                 ---------------
IRELAND - 1.0%
           218,944  Anglo Irish Bank Corp. plc                             4,664
                                                                 ---------------
ITALY - 3.0%
           194,900  Banco Popolare di Verona e
                    Novara Scrl(1)                                         5,905
           274,940  Saipem SpA                                             7,425
                                                                 ---------------
                                                                          13,330
                                                                 ---------------
JAPAN - 10.5%
            34,100  Canon, Inc.                                            1,864
            46,300  Chugai Pharmaceutical Co. Ltd.                         1,148
           195,500  JTEKT Corp.(1)                                         3,453
            31,000  Makita Corp.                                           1,139
           400,000  Mitsubishi Electric Corp.                              4,005
           123,000  NGK Insulators Ltd.                                    2,328
            16,100  Nintendo Co., Ltd.                                     4,286
            23,520  ORIX Corp.                                             6,479
           278,000  Sekisui Chemical Co. Ltd.                              2,295
            53,000  Sony Corp.                                             2,763
           379,000  Sumitomo Chemical Company, Ltd.                        2,882
           334,000  Sumitomo Heavy Industries Ltd.                         3,426
           160,000  Sumitomo Realty & Development
                    Co. Ltd.                                               6,381
            64,300  Toyota Motor Corp.                                     4,358
                                                                 ---------------
                                                                          46,807
                                                                 ---------------
MEXICO - 1.2%
           126,300  America Movil, SAB de CV ADR                           5,532
                                                                 ---------------
NETHERLANDS - 3.1%
            99,890  Royal Numico N.V.(1)                                   5,149
           139,270  Schlumberger Ltd.                                      8,746
                                                                 ---------------
                                                                          13,895
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.2%
            30,000  Suntech Power Holdings Co.
                    Ltd. ADR(2)                                            1,088
                                                                 ---------------

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
RUSSIAN FEDERATION - 1.1%
            49,868  Mobile TeleSystems ADR(1)                              2,558
            66,372  OAO TMK GDR(2)                                         2,190
                                                                 ---------------
                                                                           4,748
                                                                 ---------------
SPAIN - 1.2%
           317,091  Cintra Concesiones de
                    Infraestructuras de Transporte(1)                      5,580
                                                                 ---------------
SWEDEN - 1.2%
         1,462,380  Telefonaktiebolaget LM
                    Ericsson Cl B                                          5,209
                                                                 ---------------
SWITZERLAND - 8.8%
           238,100  ABB Ltd.(1)                                            3,997
            10,780  Actelion Ltd.(1)(2)                                    2,354
            68,340  Adecco SA(1)                                           4,562
            55,490  Compagnie Financiere
                    Richemont AG Cl A                                      3,066
            43,300  Credit Suisse Group                                    3,004
            44,700  Julius Baer Holding AG                                 5,655
            54,810  Novartis AG(1)                                         3,053
            17,300  Phonak Holding AG                                      1,310
            30,260  Roche Holding AG(1)                                    5,401
            40,000  Syngenta AG                                            7,070
                                                                 ---------------
                                                                          39,472
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.4%
           603,800  Hon Hai Precision Industry Co., Ltd.                   4,119
         1,593,000  Lite-On Technology Corp.                               2,291
                                                                 ---------------
                                                                           6,410
                                                                 ---------------
UNITED KINGDOM - 6.5%
           538,798  Burberry Group plc                                     6,681
           764,952  Man Group plc                                          8,247
           134,295  Reckitt Benckiser plc                                  6,761
           181,780  Royal Bank of Scotland Group plc                       7,171
                                                                 ---------------
                                                                          28,860
                                                                 ---------------
UNITED STATES - 41.4%
            82,420  Adobe Systems Inc.(2)                                  3,235
            82,940  Air Products & Chemicals, Inc.                         6,206
            55,100  Allergan, Inc.                                         6,155
           115,600  Alliance Data Systems Corp.(1)(2)                      6,907
           166,110  American Express Co.                                   9,448
           224,270  American Tower Corp. Cl A(2)                           8,688
            34,000  Apple Inc.(2)                                          2,877
           136,620  Automatic Data Processing, Inc.                        6,802
            86,480  Boeing Co.                                             7,547
           332,070  Cisco Systems Inc.(2)                                  8,613

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            83,910  Colgate-Palmolive Co.                                  5,652
           303,870  Comcast Corporation Cl A(2)                            7,816
            43,600  Corrections Corp. of America(2)                        2,283
            20,680  Deere & Co.                                            2,242
            61,390  FMC Technologies Inc.(1)(2)                            4,038
            26,430  Genentech, Inc.(2)                                     2,230
            62,760  General Electric Co.                                   2,192
            35,600  Goldman Sachs Group, Inc. (The)                        7,177
            10,000  Google Inc. Cl A(2)                                    4,495
            29,390  Harman International
                    Industries Inc.                                        2,914
           189,050  Hewlett-Packard Co.                                    7,445
            28,950  ITT Educational Services Inc.(2)                       2,315
            82,010  Laboratory Corp. of America
                    Holdings(2)                                            6,540
            35,460  Lamar Advertising Co. Cl A(1)(2)                       2,271
            55,620  Manpower Inc.                                          4,133
            77,500  McKesson Corp.                                         4,321
           148,450  Microsoft Corporation                                  4,182
            46,100  Millipore Corp.(2)                                     3,297
            75,230  Monsanto Co.                                           3,964
           277,610  News Corp. Cl B(1)                                     6,618
            70,590  NII Holdings, Inc. Cl B(1)(2)                          5,001
            87,990  Precision Castparts Corp.(1)                           8,005
            60,910  Principal Financial Group, Inc.                        3,709
            46,740  Procter & Gamble Co. (The)                             2,968
            50,180  Prudential Financial, Inc.                             4,563
            91,000  Schering-Plough Corp.                                  2,137
            94,624  Spirit Aerosystems Holdings
                    Inc. Cl A(2)                                           2,792
            30,850  Textron Inc.                                           2,847
                                                                 ---------------
                                                                         184,625
                                                                 ---------------
TOTAL COMMON STOCKS                                                      447,324
(Cost $351,937)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
6.625% - 8.125%, 8/15/19 - 2/15/27, valued at
$2,952), in a joint trading account at 5.23%,
dated 2/28/07, due 3/1/07 (Delivery
value $2,900)                                                              2,900
                                                                 ---------------
(Cost $2,900)

COLLATERAL RECEIVED FOR SECURITIES  LENDING(3) - 16.5%
REPURCHASE AGREEMENTS
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.31%, dated 2/28/07, due 3/1/07
(Delivery value $10,001)                                                  10,000

Repurchase Agreement, Citigroup Global Markets
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.33%, dated 2/28/07, due
3/1/07 (Delivery value $38,797)                                            38,791

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 5.31%,
dated 2/28/07, due 3/1/07 (Delivery
value $25,004)                                                            25,000
                                                                 ---------------

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                        73,791
(Cost $73,791)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 117.2%                                     524,015
                                                                 ---------------
(Cost $428,628)

OTHER ASSETS AND LIABILITIES - (17.2)%                                  (76,840)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      447,175
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                   24.8%
Information Technology                       16.2%
Industrials                                  15.5%
Consumer Discretionary                       12.4%
Health Care                                   9.9%
Energy                                        5.6%
Telecommunication Services                    5.6%
Materials                                     5.0%
Consumer Staples                              4.6%
Utilities                                     0.5%
Cash and cash equivalents(+)                (0.1)%

(+)Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
(1) Security, or a portion thereof, was on loan as of February 28, 2007. The aggregate value of securities on loan at February 28, 2007, was $69,494 (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

The aggregate value of fair valued securities as of February 28, 2007 was $6,410
(in thousands), which represented 1.4% of total net assets.

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $      428,876
                                                                 ===============
Gross tax appreciation of investments                             $       98,460
Gross tax depreciation of investments                                    (3,321)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $       95,139
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL VALUE FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.6%
AUSTRALIA - 2.8%
            48,280  Alumina Ltd.                                  $          256
             4,630  Australia & New Zealand Banking
                    Group Ltd.                                               107
            26,770  BHP Billiton Ltd.                                        573
            26,912  National Australia Bank Ltd.                             856
                                                                 ---------------
                                                                           1,792
                                                                 ---------------
BELGIUM - 0.4%
            11,400  AGFA-Gevaert N.V.                                        254
                                                                 ---------------
BERMUDA - 1.6%
            11,760  Ace, Ltd.                                                660
             4,700  XL Capital Ltd. Cl A                                     334
                                                                 ---------------
                                                                             994
                                                                 ---------------
CANADA - 2.0%
             5,740  Alcan Inc.                                               298
            20,358  BCE Inc.                                                 534
            49,300  Domtar Inc.(1)                                           412
                                                                 ---------------
                                                                           1,244
                                                                 ---------------
DENMARK - 1.4%
            18,904  Vestas Wind Systems AS(1)                                883
                                                                 ---------------
FINLAND - 1.7%
            34,110  Stora Enso Oyj R Shares                                  562
            20,660  UPM-Kymmene Oyj                                          539
                                                                 ---------------
                                                                           1,101
                                                                 ---------------
FRANCE - 9.1%
             4,160  Accor SA                                                 367
            24,219  AXA SA                                                 1,031
             8,110  Compagnie Generale des
                    Etablissements Michelin Cl B                             843
             6,680  Electricite de France                                    490
            21,700  France Telecom SA                                        589
             8,483  Sanofi-Aventis                                           721
            18,760  Suez SA                                                  909
            15,920  Thomson                                                  300
             3,880  Total SA                                                 262
             5,032  Valeo SA                                                 248
                                                                 ---------------
                                                                           5,760
                                                                 ---------------
GERMANY - 7.0%
             6,820  BASF AG                                                  693
            11,900  Bayerische Motoren Werke AG                              691

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
            30,710  Deutsche Post AG                                         980
             7,520  E.On AG                                                  986
            25,810  Infineon Technologies AG(1)                              396
             6,300  Siemens AG ADR                                           666
                                                                 ---------------
                                                                           4,412
                                                                 ---------------
HONG KONG - 3.8%
            54,300  Cheung Kong Holdings Ltd.                                665
               948  CK Life Sciences International
                    Holdings Inc.(1)                                           0
            80,948  Hongkong Electric Holdings                               410
            56,900  Hutchison Whampoa Ltd.                                   541
            40,500  Swire Pacific Ltd. A Shares                              458
           146,000  Swire Pacific Ltd. B Shares                              317
                                                                 ---------------
                                                                           2,391
                                                                 ---------------
ISRAEL - 0.7%
            19,490  Check Point Software
                    Technologies(1)                                          440
                                                                 ---------------
ITALY - 2.1%
            21,370  ENI SpA                                                  655
            26,230  Mediaset SpA                                             305
            42,150  UniCredito Italiano SpA                                  390
                                                                 ---------------
                                                                           1,350
                                                                 ---------------
JAPAN - 9.2%
                57  East Japan Railway Company                               437
             8,200  FUJIFILM Holdings Corp.                                  353
            62,400  Hitachi Ltd.                                             438
             4,200  Mabuchi Motor Co. Ltd.                                   262
             3,400  Nintendo Co., Ltd.                                       905
               101  Nippon Telegraph & T
                    elephone Corp.                                           536
            17,600  Nomura Holdings, Inc.                                    383
            11,900  Olympus Corp.                                            399
             4,800  Ono Pharmaceutical Co Ltd.                               260
            32,600  Sompo Japan Insurance Inc.                               437
            12,300  Sony Corp.                                               641
            10,600  Takeda Pharmaceutical Co Ltd.                            730
               300  Toshiba Corp.                                              2
                                                                 ---------------
                                                                           5,783
                                                                 ---------------
MEXICO - 1.2%
            26,460  Telefonos de Mexico, SAB de
                    CV ADR                                                   768
                                                                 ---------------
NETHERLANDS - 7.7%
            12,580  Akzo Nobel N.V.                                          776
            22,430  ING Groep N.V. CVA                                       958
            23,417  Koninklijke Philips Electronics N.V.                     860
            33,730  Reed Elsevier N.V.                                       596
            21,145  Royal Dutch Shell plc B Shares                           684

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
            23,440  SBM Offshore N.V.                                        834
             5,240  Wolters Kluwer N.V.                                      159
                                                                 ---------------
                                                                           4,867
                                                                 ---------------
NORWAY - 2.5%
            23,899  Norske Skogindustrier ASA                                418
            62,970  Telenor ASA                                            1,166
                                                                 ---------------
                                                                           1,584
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 2.4%
           298,500  China Shenhua Energy Co.
                    Ltd. Cl H                                                758
           824,000  China Telecom Corporation Limited
                    H Shares                                                 382
           850,000  Shanghai Electric Group
                    Corp. Cl H                                               395
                                                                 ---------------
                                                                           1,535
                                                                 ---------------
PORTUGAL - 0.7%
            32,950  Portugal Telecom SGPS SA                                 439
                                                                 ---------------
SINGAPORE - 1.4%
            61,500  DBS Group Holdings Ltd.                                  865
                                                                 ---------------
SOUTH KOREA - 4.5%
             6,890  Kookmin Bank                                             620
            13,780  Korea Electric Power Corp.                               579
            19,660  KT Corp. ADR(1)                                          442
             1,370  Samsung Electronics                                      824
            16,530  SK Telecom Co. Ltd. ADR                                  377
                                                                 ---------------
                                                                           2,842
                                                                 ---------------
SPAIN - 4.5%
            41,710  Banco Santander Central
                    Hispano SA                                               773
             6,920  Iberdrola SA                                             304
            27,430  Repsol YPF, SA                                           872
            13,460  Telefonica SA ADR                                        867
                                                                 ---------------
                                                                           2,816
                                                                 ---------------
SWEDEN - 4.2%
            25,490  Atlas Copco AB A Shares                                  802
            21,950  Nordea Bank AB                                           333
            47,630  Nordea Bank AB FDR                                       725
            18,570  Securitas AB B Shares                                    278
            18,570  Securitas Direct AB B Shares(1)                           54
            18,570  Securitas Systems AB B Shares(1)                          62
             5,020  Volvo AB Cl B                                            386
                                                                 ---------------
                                                                           2,640
                                                                 ---------------

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
SWITZERLAND - 2.5%
             2,030  Nestle SA                                                757
             9,307  Swiss Reinsurance                                        795
                                                                 ---------------
                                                                           1,552
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.3%
            14,586  Chunghwa Telecom Co. Ltd. ADR                            281
           300,580  Compal Electronics Inc.                                  262
           211,032  Lite-On Technology Corp.                                 304
                                                                 ---------------
                                                                             847
                                                                 ---------------
UNITED KINGDOM - 19.9%
            21,277  Alliance Boots plc                                       330
            92,850  BAE Systems plc                                          794
            54,390  BP plc                                                   557
            65,150  British Airways plc(1)                                   686
            63,150  British Sky Broadcasting plc                             691
            30,150  Burberry Group plc                                       374
            56,630  Cadbury Schweppes plc                                    606
            76,750  Compass Group plc                                        457
            18,940  GlaxoSmithKline plc                                      532
            43,200  HSBC Holdings plc                                        756
            60,610  Kingfisher plc                                           299
            32,590  Lloyds TSB Group plc                                     367
            35,602  National Grid plc                                        533
            40,140  Pearson plc                                              623
           139,260  Rentokil Initial plc                                     405
            99,630  Rolls-Royce Group plc                                    961
            24,670  Royal Bank of Scotland Group plc                         972
            17,610  Shire plc                                                373
            25,120  Smiths Group plc                                         508
            19,350  Standard Chartered plc                                   543
            18,085  Unilever plc                                             483
           230,903  Vodafone Group plc                                       642
                                                                 ---------------
                                                                          12,492
                                                                 ---------------
TOTAL COMMON STOCKS                                                       59,651
(Cost $36,662)                                                   ---------------

PREFERRED STOCKS - 1.5%
BRAZIL - 1.5%
            20,860  Comphania Vale do Rio Doce ADR                           616
             7,470  Empresa Brasiliera de Aeronautica
                    SA ADR                                                   339
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                       955
(Cost $302)                                                      ---------------

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                         ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 3.8%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
6.625% - 8.125%, 8/15/19 - 2/15/27, valued at
$2,443), in a joint trading account at 5.23%, dated
2/28/07, due 3/1/07 (Delivery value $2,400)                                2,400
                                                                 ---------------
(Cost $2,400)

TOTAL INVESTMENT SECURITIES - 99.9%                                       63,006
                                                                 ---------------
(Cost $39,364)

OTHER ASSETS AND LIABILITIES - 0.1%                                           45
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $       63,051
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                   21.1%
Industrials                                  14.4%
Consumer Discretionary                       12.9%
Telecommunication Services                   11.1%
Materials                                     8.2%
Energy                                        7.3%
Utilities                                     6.7%
Information Technology                        6.1%
Health Care                                   4.8%
Consumer Staples                              3.5%
Cash and cash equivalents(+)                  3.9%

(+)Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
FDR = Finnish Depository Receipt
(1) Non-income producing.

The aggregate value of fair valued securities as of February 28, 2007 was $566
(in thousands), which represented 0.9% of total net assets.

INTERNATIONAL VALUE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                         ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $       39,364
                                                                 ===============
Gross tax appreciation of investments                             $       24,061
Gross tax depreciation of investments                                      (419)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $       23,642
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL STOCK FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AUSTRALIA - 4.3%
            52,392  BHP Billiton Ltd.                             $        1,120
            12,385  CSL Ltd.                                                 758
            38,979  National Australia Bank Ltd.                           1,239
            47,427  QBE Insurance Group Limited                            1,196
            12,651  Rio Tinto Ltd.                                           754
                                                                 ---------------
                                                                           5,067
                                                                 ---------------
AUSTRIA - 1.0%
            14,993  Erste Bank der Oesterreichischen
                    Sparkassen AG                                          1,114
                                                                 ---------------
BELGIUM - 1.7%
             9,584  KBC Groupe                                             1,166
             4,687  Umicore                                                  802
                                                                 ---------------
                                                                           1,968
                                                                 ---------------
BRAZIL - 0.8%
            10,680  Petroleo Brasileiro SA ADR                               965
                                                                 ---------------
CANADA - 0.6%
            21,575  Rogers Communications Inc. Cl B                          704
                                                                 ---------------
CZECH REPUBLIC - 0.5%
            15,190  CEZ AS(1)                                                611
                                                                 ---------------
DENMARK - 0.7%
            18,086  Vestas Wind Systems AS(1)                                844
                                                                 ---------------
FINLAND - 1.9%
            18,170  Kone Oyj                                               1,040
            12,993  Metso Oyj                                                645
            25,905  Nokia Oyj                                                565
                                                                 ---------------
                                                                           2,250
                                                                 ---------------
FRANCE - 9.6%
            16,382  Accor SA                                               1,446
            43,047  AXA SA                                                 1,831
            14,015  Groupe Danone                                          2,220
             5,187  LVMH Moet Hennessy Louis
                    Vuitton SA                                               575
             2,542  Pernod-Ricard SA                                         525
             5,896  PPR SA                                                   887
             6,181  Societe Generale                                       1,041
            22,432  Total SA                                               1,515
            16,571  Veolia Environnement                                   1,169
                                                                 ---------------
                                                                          11,209
                                                                 ---------------
GERMANY - 7.9%
             4,214  Allianz SE                                               908
             6,855  BASF AG                                                  697
            12,285  DaimlerChrysler AG                                       836

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
             4,789  Deutsche Boerse AG                                       959
             9,010  Fresenius Medical Care AG &
                    Co. KGaA                                               1,276
             9,541  Hochtief AG                                              831
            30,149  KarstadtQuelle AG(1)                                   1,047
            10,467  Linde AG                                               1,066
             6,797  Q-Cells AG(1)                                            405
            11,335  Siemens AG                                             1,196
                                                                 ---------------
                                                                           9,221
                                                                 ---------------
GREECE - 1.8%
            13,593  Hellenic Telecommunications
                    Organization SA(1)                                       369
            34,193  National Bank of Greece SA                             1,769
                                                                 ---------------
                                                                           2,138
                                                                 ---------------
HONG KONG - 2.3%
            83,500  China Mobile Ltd.                                        776
           110,000  Esprit Holdings Limited                                1,146
           235,000  Li & Fung Ltd.                                           746
                                                                 ---------------
                                                                           2,668
                                                                 ---------------
IRELAND - 1.8%
            57,298  Anglo Irish Bank Corp. plc                             1,221
            19,814  Ryanair Holdings plc ADR(1)                              889
                                                                 ---------------
                                                                           2,110
                                                                 ---------------
ITALY - 3.0%
            43,863  Banco Popolare di Verona e
                    Novara Scrl                                            1,329
            23,706  ENI SpA                                                  726
            23,974  Finmeccanica SpA                                         708
            27,690  Saipem SpA                                               748
                                                                 ---------------
                                                                           3,511
                                                                 ---------------
JAPAN - 18.9%
            92,000  Bank of Yokohama Ltd. (The)                              753
            20,400  Canon, Inc.                                            1,115
             6,200  Daito Trust Construction Co., Ltd.                       301
             7,200  Fanuc Ltd.                                               644
            99,501  iShares MSCI Japan Index Fund                          1,468
            56,000  Isuzu Motors Ltd.                                        291
            25,800  JTEKT Corp.                                              456
               114  KDDI Corp.                                               893
             7,500  LAWSON Inc.                                              288
             8,000  Makita Corp.                                             294
            58,000  Marubeni Corp.                                           364
            46,000  Matsushita Electric Works, Ltd.                          524
           152,000  Mitsubishi Electric Corp.                              1,522
                76  Mitsubishi UFJ Financial Group, Inc.                     937
             4,900  Murata Manufacturing Co. Ltd.                            355
             5,500  Nintendo Co., Ltd.                                     1,464
           115,000  Nippon Steel Corp.                                       782
            37,000  Nippon Yusen Kabushiki Kaisha                            292
            61,000  Obayashi Corp.                                           411

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
             6,840  ORIX Corp.                                             1,884
           112,000  Osaka Gas Co. Ltd.                                       440
               680  SBI Holdings Inc.                                        291
            15,400  Shin-Etsu Chemical Co., Ltd.                             966
            11,400  Sony Corp.                                               594
            92,000  Sumitomo Heavy Industries Ltd.                           943
            36,000  Sumitomo Realty & Development
                    Co. Ltd.                                               1,436
            57,000  Tokyo Tatemono Co. Ltd.                                  793
            21,300  Toyota Motor Corp.                                     1,443
                                                                 ---------------
                                                                          21,944
                                                                 ---------------
MEXICO - 0.7%
            19,308  America Movil SAB de CV ADR                              846
                                                                 ---------------
NETHERLANDS - 2.2%
            40,248  ING Groep N.V. CVA                                     1,719
            17,011  Royal Numico N.V.                                        877
                                                                 ---------------
                                                                           2,596
                                                                 ---------------
NORWAY - 3.1%
             5,917  Aker Kvaerner ASA                                        687
            57,917  Statoil ASA                                            1,478
            37,574  Telenor ASA                                              695
            25,877  Yara International ASA                                   716
                                                                 ---------------
                                                                           3,576
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
           363,500  China Merchants Bank Co.
                    Ltd. Cl H(1)                                             739
                                                                 ---------------
RUSSIAN FEDERATION - 0.5%
            10,834  Mobile TeleSystems ADR                                   556
                                                                 ---------------
SINGAPORE - 1.2%
            64,000  Keppel Corp. Ltd.                                        758
            44,000  United Overseas Bank Ltd.                                593
                                                                 ---------------
                                                                           1,351
                                                                 ---------------
SOUTH KOREA - 0.9%
             1,780  Samsung Electronics                                    1,071
                                                                 ---------------
SPAIN - 1.9%
            44,827  Cintra Concesiones de
                    Infraestructuras de Transporte SA                        789
            24,062  Inditex SA                                             1,401
                                                                 ---------------
                                                                           2,190
                                                                 ---------------
SWEDEN - 1.5%
            29,268  Swedbank AB A Shares                                   1,005
           219,770  Telefonaktiebolaget LM
                    Ericsson Cl B                                            783
                                                                 ---------------
                                                                           1,788
                                                                 ---------------

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
SWITZERLAND - 12.4%
            61,047  ABB Ltd.                                               1,025
             2,978  Actelion Ltd.(1)                                         650
             8,762  Adecco SA                                                585
            18,048  Compagnie Financiere
                    Richemont AG Cl A                                        997
            18,330  Credit Suisse Group                                    1,272
            14,115  Holcim Ltd.                                            1,403
            11,366  Julius Baer Holding AG                                 1,437
             1,554  Nestle SA                                                579
            14,513  Novartis AG                                              808
            13,903  Roche Holding AG                                       2,482
             6,906  Syngenta AG                                            1,221
             5,413  Synthes Inc.                                             678
            21,454  UBS AG                                                 1,273
                                                                 ---------------
                                                                          14,410
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.0%
           170,600  Hon Hai Precision Industry Co., Ltd.                   1,164
                                                                 ---------------
UNITED KINGDOM - 16.6%
            10,617  AstraZeneca plc                                          597
           139,291  Barclays plc                                           2,024
           105,809  BG Group plc                                           1,438
            33,394  British Sky Broadcasting Group plc                       365
            50,377  BT Group plc                                             293
           120,124  Burberry Group plc                                     1,489
            71,745  Capita Group plc                                         912
            98,674  Carphone Warehouse Group plc                             576
            48,831  Daily Mail and General Trust
                    plc A Shares                                             742
            40,485  Experian Group Ltd.                                      473
            25,222  GlaxoSmithKline plc                                      708
            95,322  International Power plc                                  683
           115,599  Man Group plc                                          1,246
            61,855  Marks & Spencer Group plc                                820
            69,763  Prudential plc                                           923
            24,153  Reckitt Benckiser plc                                  1,216
            33,632  Royal Bank of Scotland Group plc                       1,327
            30,843  SABMiller plc                                            683
           196,096  Tesco plc                                              1,663
           394,296  Vodafone Group plc                                     1,095
                                                                 ---------------
                                                                          19,273
                                                                 ---------------
TOTAL COMMON STOCKS                                                      115,884
(Cost $101,114)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.4%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
6.625% - 8.125%, 8/15/19 - 2/15/27, valued at
$1,629), in a joint trading account at 5.23%, dated
2/28/07, due 3/1/07 (Delivery value $1,600)                                1,600
                                                                 ---------------
(Cost $1,600)

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                         ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.8%                                     117,484
                                                                 ---------------
(COST $102,714)

OTHER ASSETS AND LIABILITIES - (0.8)%                                      (943)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      116,541
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                   28.7%
Industrials                                  13.9%
Consumer Discretionary                       13.7%
Materials                                     8.2%
Consumer Staples                              6.9%
Health Care                                   6.8%
Energy                                        6.5%
Information Technology                        5.6%
Telecommunication Services                    5.3%
Utilities                                     2.5%
Diversified                                   1.3%
Cash and Equivalents(+)                       0.6%

(+)Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
MSCI = Morgan Stanley Capital International
(1) Non-income producing.

The aggregate value of fair valued securities as of February 28, 2007, was
$1,164 (in thousands), which represented 1.0% of total net assets.

INTERNATIONAL STOCK - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                         ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $      102,968
                                                                 ===============
Gross tax appreciation of investments                             $       15,200
Gross tax depreciation of investments                                      (684)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $       14,516
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL DISCOVERY FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
AUSTRALIA - 9.1%
         1,123,200  Babcock & Brown International
                    Pty Ltd.                                      $       22,654
           597,900  CSL Ltd.                                              36,577
         1,265,300  Lend Lease Corp. Ltd.                                 17,993
         1,726,400  Macquarie Communications
                    Infrastructure Group                                   8,079
         4,397,700  Oxiana Ltd.                                            9,909
         3,135,274  Paladin Resources Ltd.(1)                             22,478
           788,100  Transfield Services Ltd.                               6,830
         1,039,000  Transpacific Industries Group Ltd.                     8,325
           636,000  WorleyParsons Ltd.                                    13,729
                                                                 ---------------
                                                                         146,574
                                                                 ---------------
AUSTRIA - 1.3%
           318,400  Meinl European Land Ltd.(1)                            8,615
           196,200  Wienerberger AG                                       12,071
                                                                 ---------------
                                                                          20,686
                                                                 ---------------
BELGIUM - 1.2%
           110,200  Umicore                                               18,864
                                                                 ---------------
CANADA - 3.4%
           232,400  Agrium Inc.                                            8,936
         1,366,900  CAE Inc.                                              14,220
         2,699,800  Eldorado Gold Corporation(1)                          16,109
           659,900  Ivanhoe Mines Ltd.(1)                                  6,684
           240,400  Silver Standard Resources Inc.(1)                      8,128
                                                                 ---------------
                                                                          54,077
                                                                 ---------------
DENMARK - 5.3%
           243,200  FLSmidth & Co. AS                                     15,713
           298,700  Genmab AS(1)                                          17,709
           186,200  NKT Holding AS                                        15,137
           206,700  Topdanmark AS(1)                                      36,837
                                                                 ---------------
                                                                          85,396
                                                                 ---------------
FRANCE - 5.1%
           122,700  Iliad SA                                              12,894
           218,700  Neopost SA                                            28,202
           265,200  Nexans SA                                             32,938
           105,900  Nexity                                                 8,519
                                                                 ---------------
                                                                          82,553
                                                                 ---------------
GERMANY - 7.6%
           358,600  GEA Group AG                                           8,256
           531,100  IVG Immobilien AG                                     23,696
           148,300  K+S AG                                                15,996
           247,100  Kloeckner & Co. AG(1)                                 12,660
           779,700  Premiere AG(1)                                        16,455
           148,800  SolarWorld AG                                         10,746
         1,281,400  United Internet AG                                    23,533

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
            61,300  Wincor Nixdorf AG                                     10,008
                                                                 ---------------
                                                                         121,350
                                                                 ---------------
GREECE - 2.2%
           651,400  Greek Postal Savings Bank(1)                          16,376
           227,600  Intralot SA-Integrated Lottery
                    Systems & Services                                     7,354
           349,600  Piraeus Bank SA                                       12,027
                                                                 ---------------
                                                                          35,757
                                                                 ---------------
HONG KONG - 1.7%
         4,802,500  Kowloon Development Co. Ltd.                           9,012
         1,628,500  Parkson Retail Group Ltd.                              9,838
         5,434,000  Shun Tak Holdings Ltd.                                 8,054
                                                                 ---------------
                                                                          26,904
                                                                 ---------------
INDIA - 0.2%
           494,800  Indiabulls Real Estate Ltd.(1)                         3,800
                                                                 ---------------
IRELAND - 3.0%
           965,000  C&C Group plc                                         13,407
         1,273,400  Kingspan Group plc                                    34,709
                                                                 ---------------
                                                                          48,116
                                                                 ---------------
ITALY - 5.1%
         1,179,700  ASM Brescia SpA                                        6,962
           546,600  Banca Italease SpA                                    37,434
           790,200  Davide Campari-Milano SpA                              8,019
           700,600  Geox SpA                                              11,448
         1,893,400  Hera SpA                                               7,791
           156,300  Pirelli & C. Real Estate SpA                          11,039
                                                                 ---------------
                                                                          82,693
                                                                 ---------------
JAPAN - 18.1%
           616,000  Brother Industries Ltd.                                8,120
           744,000  DOWA HOLDINGS CO., LTD.                                7,689
         2,056,000  Hitachi Cable Ltd.                                    12,370
           732,200  iShares MSCI Japan Index Fund                         10,800
         4,454,000  Japan Steel Works Ltd. (The)                          42,829
           673,000  JGC Corp.                                             10,225
           373,000  Makita Corp.                                          13,711
           280,000  Mitsumi Electric Co., Ltd.                             8,328
               500  Mori Trust Sogo Reit Inc.                              6,718
         2,105,000  NGK Insulators Ltd.                                   39,843
               727  ORIX JREIT Inc.                                        6,327
             3,300  Osaka Securities Exchange Co. Ltd.                    19,380
            69,200  SBI Holdings Inc.                                     29,587
           719,000  Senshu Bank Ltd. (The)                                 1,883
           240,700  Sohgo Security Services Co. Ltd.                       4,627
           717,000  Taiyo Yuden Co. Ltd.                                  15,449
           239,300  Takata Corp.(1)                                       10,130
           792,000  Tokuyama Corp.                                        13,753

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
         2,092,000  Tokyo Tatemono Co. Ltd.                               29,098
                                                                 ---------------
                                                                         290,867
                                                                 ---------------
MEXICO - 2.0%
         2,295,200  Corporacion GEO, SAB de CV
                    Series B(1)                                           12,425
           471,100  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                         19,556
                                                                 ---------------
                                                                          31,981
                                                                 ---------------
NETHERLANDS - 1.2%
           174,000  Fugro N.V. CVA                                         8,143
           224,400  Koninklijke Vopak N.V.                                11,223
                                                                 ---------------
                                                                          19,366
                                                                 ---------------
NORWAY - 2.1%
           741,300  Petroleum Geo-Services ASA(1)                         17,225
         1,063,800  SeaDrill Ltd.(1)                                      16,443
                                                                 ---------------
                                                                          33,668
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 2.2%
        12,886,000  China Communications Services
                    Corp. Ltd. H Shares(1)                                 9,022
           151,000  Focus Media Holding Ltd. ADR(1)                       12,095
         6,909,000  GOME Electrical Appliances
                    Holdings Ltd.                                          7,667
           259,700  Mindray Medical International
                    Ltd. ADR(1)                                            6,685
                                                                 ---------------
                                                                          35,469
                                                                 ---------------
RUSSIAN FEDERATION - 0.6%
           310,400  OAO TMK GDR(1)                                        10,243
                                                                 ---------------
SINGAPORE - 1.1%
         4,562,000  Cosco Investment Singapore Ltd.                        8,059
         7,408,000  Yanlord Land Group Ltd.(1)                             9,549
                                                                 ---------------
                                                                          17,608
                                                                 ---------------
SOUTH AFRICA - 0.8%
           454,700  Aquarius Platinum Ltd.                                12,607
                                                                 ---------------
SPAIN - 1.4%
           501,700  Tecnicas Reunidas SA                                  22,803
                                                                 ---------------
SWEDEN - 4.9%
           415,500  Hexagon AB Cl B(2)                                    15,751
           384,300  Meda AB A Shares                                      12,373
           706,700  Millicom International
                    Cellular SA(1)                                        50,812
                                                                 ---------------
                                                                          78,936
                                                                 ---------------
SWITZERLAND - 6.6%
            91,100  Actelion Ltd.(1)                                      19,895
            12,400  Geberit AG                                            20,503
             4,664  Lindt & Spruengli AG                                  11,204

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
           347,200  Lonza Group AG                                        30,927
             7,500  Sika AG                                               12,592
             8,800  Sulzer AG                                             10,729
                                                                 ---------------
                                                                         105,850
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.7%
         1,225,933  Catcher Technology Co. Ltd.                           12,021
         8,936,000  Realtek Semiconductor Corp.                           14,688
           140,000  Shin Zu Shing Co. Ltd.                                   807
                                                                 ---------------
                                                                          27,516
                                                                 ---------------
UNITED KINGDOM - 11.0%
           930,200  Admiral Group plc                                     18,886
           345,700  Berkeley Group Holdings plc                           10,338
         5,611,900  Carphone Warehouse Group plc                          32,756
         1,448,400  Cattles plc                                           12,343
         3,120,600  Galiform plc(1)                                        7,797
         1,116,900  Hochschild Mining plc(1)                               8,005
           352,000  Intermediate Capital Group plc                        13,022
         3,415,900  Michael Page International plc                        32,230
           877,000  Punch Taverns plc                                     19,907
         2,612,900  Serco Group plc                                       21,895
                                                                 ---------------
                                                                         177,179
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,590,863
(Cost $1,227,899)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
6.625% - 8.125%, 8/15/19 - 2/15/27, valued at
$4,174), in a joint trading account at 5.23%, dated
2/28/07, due 3/1/07 (Delivery value $4,101)                                4,100
                                                                 ---------------
(Cost $4,100)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 0.1%
Repurchase Agreement, Citigroup Global Markets
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.33%, dated 2/28/07, due 3/1/07
(Delivery value $1,582)                                                    1,582
                                                                 ---------------
(Cost $1,582)

TOTAL INVESTMENT SECURITIES - 99.3%                                    1,596,545
                                                                 ---------------
(COST $1,233,581)

OTHER ASSETS AND LIABILITIES - 0.7%                                       10,502
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    1,607,047
                                                                 ===============

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                         ($ IN THOUSANDS)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                 27.7%
Financials                                  22.0%
Consumer Discretionary                      11.7%
Materials                                   10.6%
Information Technology                       7.5%
Health Care                                  5.8%
Energy                                       5.5%
Telecommunication Services                   4.5%
Consumer Staples                             2.0%
Utilities                                    0.9%
Diversified                                  0.7%
Cash and Equivalents(+)                      1.1%
(+)Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
GDR = Global Depositary Receipt
MSCI = Morgan Stanley Capital International
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 28, 2007. The aggregate value of securities on loan at February 28, 2007, was $1,474
    (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

The aggregate value of fair valued securities as of February 28, 2007, was
$31,316 (in thousands), which represented 1.9% of total net assets.

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                         ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                   $    1,236,770
                                                                 ===============
Gross tax appreciation of investments                             $      370,866
Gross tax depreciation of investments                                   (11,091)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $      359,775
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EMERGING MARKETS FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 93.3%
ARGENTINA - 0.6%
           123,487  Banco Macro Bansud SA ADR                     $        4,155
                                                                 ---------------
AUSTRIA - 0.9%
            45,638  Raiffeisen International Bank
                    Holding AG(1)                                          6,141
                                                                 ---------------
BRAZIL - 9.8%
           726,830  ALL - America Latina Logistica SA                      8,335
           213,372  American Banknote SA                                   1,929
           272,727  Dufry South America Ltd. BDR(2)                        4,315
           340,353  Equatorial Energia SA(2)                               3,012
           317,963  Gafisa SA                                              4,624
           717,840  Lojas Renner SA                                       10,105
           550,454  LPS Brasil - Consultoria de
                    Imoveis SA(2)                                          5,700
           328,300  Lupatech SA(2)                                         5,040
            95,090  Medial Saude SA(2)                                       962
           125,834  Petroleo Brasileiro SA ADR                            11,375
           562,796  Santos-Brasil SA                                       6,838
           210,818  Totvs SA(2)                                            5,063
                                                                 ---------------
                                                                          67,298
                                                                 ---------------
CHILE - 3.9%
         2,522,573  Cencosud SA                                            8,465
           709,607  Compania Cervecerias Unidas SA                         4,131
         1,453,904  La Polar SA                                            8,195
            24,460  Lan Airlines SA ADR                                    1,668
         7,452,009  Masisa SA                                              1,699
         2,296,273  Ripley Corp. SA(2)                                     3,023
                                                                 ---------------
                                                                          27,181
                                                                 ---------------
CZECH REPUBLIC - 1.0%
            40,740  Komercni Banka AS                                      6,673
                                                                 ---------------
EGYPT - 1.1%
         1,128,485  Egyptian Financial Group - Hermes
                    Holding SAE(2)                                         7,252
                                                                 ---------------
FINLAND - 1.4%
           397,557  Nokian Renkaat Oyj                                     9,711
                                                                 ---------------
GERMANY - 1.0%
           252,219  CAT Oil AG(1)(2)                                       6,941
                                                                 ---------------
HONG KONG - 6.2%
           171,673  China Mobile Ltd. ADR(1)                               7,971
         4,667,000  China Yurun Food Group Ltd.(1)                         4,886
         1,696,000  FU JI Food and Catering Services
                    Holdings Ltd.(1)                                       5,145
         1,395,500  Kingboard Laminates
                    Holding Ltd.(2)                                        1,483
         1,631,500  Parkson Retail Group Ltd.(1)                           9,856
           793,000  Vtech Holdings Ltd.                                    5,161

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
        13,010,000  Win Hanverky Holdings Ltd.(2)                          8,160
                                                                 ---------------
                                                                          42,662
                                                                 ---------------
INDIA - 1.8%
           264,776  JSW Steel Ltd.                                         2,820
           283,274  Tata Consultancy Services Ltd.                         7,636
            49,873  WNS Holdings Ltd. ADR(1)(2)                            1,604
                                                                 ---------------
                                                                          12,060
                                                                 ---------------
INDONESIA - 2.1%
         1,223,500  PT Astra Agro Lestari Tbk                              1,682
         2,057,000  PT Astra International Tbk                             3,165
        17,150,000  PT Bank Mandiri Tbk                                    4,367
        40,534,000  PT Bank Niaga Tbk                                      3,418
         1,716,500  PT Telekomunikasi Indonesia Tbk                        1,673
                                                                 ---------------
                                                                          14,305
                                                                 ---------------
ISRAEL - 1.7%
           844,855  Makhteshim-Agan Industries Ltd.                        5,056
           187,069  Teva Pharmaceutical Industries
                    Ltd. ADR(1)                                            6,652
                                                                 ---------------
                                                                          11,708
                                                                 ---------------
KAZAKHSTAN - 0.8%
           260,888  KazMunaiGas Exploration
                    Production GDR(2)                                      5,296
                                                                 ---------------
MALAYSIA - 2.0%
         9,141,000  AirAsia Bhd(2)                                         4,253
         1,791,000  Kuala Lumpur Kepong Bhd                                5,369
           505,200  Proton Holdings Bhd(2)                                 1,038
           748,800  Tanjong plc                                            3,078
                                                                 ---------------
                                                                          13,738
                                                                 ---------------
MEXICO - 6.4%
         1,918,547  Axtel, SAB de CV(1)(2)                                 7,381
         1,257,114  Corporacion GEO, SAB de
                    CV Series B(2)                                         6,805
         1,280,398  Corporacion Moctezuma, SA de CV                        3,437
           992,084  Gruma, SA de CV Series B(1)                            3,129
           247,268  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                         10,264
         1,179,215  Grupo Financiero Banorte,
                    SAB de CV                                              4,569
         1,639,693  Organizacion Soriana,
                    SAB de CV Cl B                                         4,682
           997,572  Urbi Desarrollos Urbanos,
                    SA de CV(2)                                            3,927
                                                                 ---------------
                                                                          44,194
                                                                 ---------------
PAKISTAN - 1.0%
            340,975 Oil  and Gas Development Co.
                    Ltd. GDR                                               6,564
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 4.8%
         7,466,000  Air China Ltd.                                         5,591
         5,746,000  China Petroleum & Chemical
                    Corp. Cl H                                             4,597
        12,310,000  Dongfeng Motor Group Co. Ltd.
                    Cl H(1)(2)                                             7,232

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
         2,996,000  Golden Eagle Retail Group Ltd.(1)                      2,266
         1,945,314  Nine Dragons Paper Holdings
                    Ltd.(1)                                                4,034
         5,750,000  PetroChina Co. Ltd. Cl H                               6,704
         3,292,000  Wumart Stores Inc. Cl H(1)                             2,899
                                                                 ---------------
                                                                          33,323
                                                                 ---------------
PHILIPPINES - 3.1%
        97,728,200  Filinvest Land Inc.(2)                                 3,380
           200,661  Philippine Long Distance
                    Telephone Co. ADR(1)                                   9,832
        38,171,238  PNOC Energy Development
                    Corp.(2)                                               4,558
         9,129,300  Robinsons Land Corp.                                   3,477
                                                                 ---------------
                                                                          21,247
                                                                 ---------------
POLAND - 1.1%
           306,579  Agora SA                                               4,212
           225,681  Globe Trade Centre SA(2)                               3,588
                                                                 ---------------
                                                                           7,800
                                                                 ---------------
RUSSIAN FEDERATION - 7.8%
         1,220,263  COMSTAR - United
                    TeleSystems GDR                                       10,934
           248,860  OAO Gazprom ADR                                       10,134
           211,984  OAO TMK GDR(2)                                         6,996
           321,339  Sistema Hals GDR(2)                                    4,017
        12,348,583  Unified Energy System                                 14,509
           254,752  X5 Retail Group N.V. GDR(2)                            7,187
                                                                 ---------------
                                                                          53,777
                                                                 ---------------
SINGAPORE - 0.8%
         2,812,000  Beauty China Holdings Ltd.                             1,877
         3,039,000  Yanlord Land Group Ltd.(1)(2)                          3,917
                                                                 ---------------
                                                                           5,794
                                                                 ---------------
SOUTH AFRICA - 7.4%
           101,490  Anglo American plc                                     4,818
           269,286  Barloworld Ltd.                                        6,444
           180,287  Kumba Iron Ore Ltd.(2)                                 3,172
           383,537  Murray & Roberts Holdings Ltd.                         2,837
         2,651,144  Network Healthcare Holdings Ltd.                       5,159
            86,689  Pretoria Portland Cement Co. Ltd.                      5,035
           656,416  Sappi Ltd.                                             9,285
           623,378  Telkom SA Ltd.                                        14,023
                                                                 ---------------
                                                                          50,773
                                                                 ---------------
SOUTH KOREA - 12.0%
            13,439  Amorepacific Corp.                                     7,898
            16,200  CJ Corp.                                               1,677
           129,680  GS Holdings Corp.                                      4,430
           375,770  Halla Climate Control                                  4,086
            23,550  KCC Corp.                                              6,371
            85,000  Korean Air Lines Co., Ltd.                             3,016
           444,800  LG Dacom Corp.                                         9,414

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
           641,500  LIG Non-Life Insurance Co., Ltd.                      11,025
            24,522  POSCO                                                  9,184
            14,690  Samsung Electronics                                    8,836
           160,560  Shinhan Financial Group Co., Ltd.                      9,044
            13,430  Shinsegae Co. Ltd.                                     7,722
                                                                 ---------------
                                                                          82,703
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 12.6%
         4,536,490  Asia Cement Corp.                                      4,591
         4,653,000  Asustek Computer Inc.                                 12,134
         6,073,460  China Steel Corp.                                      6,656
         4,084,640  Chinatrust Financial Holding Co.                       3,250
        10,417,000  Chung Hwa Pulp Corp.                                   5,276
           716,000  Gemtek Technology Corp.                                1,728
           569,360  Himax Technologies Inc.
                    ADR(1)(2)                                              3,257
         1,290,000  Hon Hai Precision Industry
                    Co., Ltd.                                              8,799
         5,416,000  Lite-On Technology Corp.                               7,788
         3,762,000  Realtek Semiconductor Corp.                            6,184
         3,534,247  Shin Kong Financial Holding
                    Co. Ltd.                                               3,492
         5,936,000  U-Ming Marine Transport Corp.(2)                       8,734
         3,247,000  Wistron Corp.                                          4,463
         3,797,459  Wistron NeWeb Corp.                                   10,960
                                                                 ---------------
                                                                          87,312
                                                                 ---------------
TURKEY - 2.0%
           966,340  Turk Hava Yollari Anonim
                    Ortakligi(2)                                           5,129
         2,308,895  Turkiye Garanti Bankasi AS                             8,824
                                                                 ---------------
                                                                          13,953
                                                                 ---------------
TOTAL COMMON STOCKS                                                      642,561
(Cost $503,899)                                                  ---------------

PREFERRED STOCKS - 2.2%
BRAZIL - 2.2%
            86,194  Aracruz Celulose SA ADR                                4,625
        43,730,000  Companhia de Gas de Sao
                    Paulo Cl A                                             7,228
        61,500,000  Lojas Americanas SA                                    3,432
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                    15,285
(Cost $13,186)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 4.1%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.625% - 7.875%, 2/15/21 - 2/15/25,
valued at $28,620), in a joint trading account at
5.24%, dated 2/28/07, due 3/1/07 (Delivery
value $28,104)                                                            28,100
                                                                 ---------------
(Cost $28,100)

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                         ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 7.4%
REPURCHASE AGREEMENTS
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.31%, dated 2/28/07, due 3/1/07
(Delivery value $10,001)                                                  10,000

Repurchase Agreement, Citigroup Global Markets
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.33%, dated 2/28/07, due
3/1/07 (Delivery value $15,987)                                           15,985

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 5.31%,
dated 2/28/07, due 3/1/07 (Delivery value
$25,004)                                                                  25,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                        50,985
(Cost $50,985)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 107.0%                                     736,931
                                                                 ---------------
(COST $596,170)

OTHER ASSETS AND LIABILITIES - (7.0)%                                   (48,458)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $      688,473
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Consumer Discretionary                       15.2%
Financials                                   13.2%
Information Technology                       12.4%
Industrials                                  11.1%
Materials                                    10.1%
Energy                                        9.2%
Consumer Staples                              8.9%
Telecommunication Services                    8.8%
Utilities                                     4.7%
Health Care                                   1.9%
Cash and Equivalents(+)                       4.5%

(+)Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
GDR = Global Depositary Receipt
(1) Security, or a portion thereof, was on loan as of February 28, 2007. The aggregate value of securities on loan at February 28, 2007, was $48,524 (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

The aggregate value of fair valued securities as of February 28, 2007, was
$86,954 (in thousands), which represented 12.6% of total net assets.

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $      596,311
                                                                 ===============
Gross tax appreciation of investments                             $      146,917
Gross tax depreciation of investments                                    (6,297)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $      140,620
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL OPPORTUNITIES FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.3%
AUSTRALIA - 1.1%
           510,404  Austar United Communications
                    Ltd.(1)                                       $          537
           462,392  Perilya Ltd.(1)                                        1,610
                                                                 ---------------
                                                                           2,147
                                                                 ---------------
BRAZIL - 0.5%
            61,323  Dufry South America Ltd. BDR(2)                          970
                                                                 ---------------
CANADA - 2.0%
           664,400  Bayou Bend Petroleum(2)                                  903
            45,102  Canadian Western Bank                                    932
            62,147  Forzani Group Ltd. (The) Cl A(2)                       1,020
            21,196  Novatel Inc.(2)                                          921
                                                                 ---------------
                                                                           3,776
                                                                 ---------------
DENMARK - 4.1%
            38,153  Alm. Brand AS(2)                                       2,710
            33,515  Genmab AS(1)(2)                                        1,987
            37,534  NKT Holding AS                                         3,051
                                                                 ---------------
                                                                           7,748
                                                                 ---------------
FINLAND - 0.9%
           132,276  Kemira GrowHow Oyj                                     1,680
                                                                 ---------------
FRANCE - 3.4%
            25,730  Boursorama(2)                                            374
            20,584  Ingenico(2)                                              477
            13,764  Kaufman & Broad SA                                       993
            27,097  Meetic(2)                                                911
            30,503  Nexans SA                                              3,788
                                                                 ---------------
                                                                           6,543
                                                                 ---------------
GERMANY - 10.5%
            48,481  Air Berlin plc(2)                                      1,004
            17,349  Bauer AG(2)                                              930
            36,535  CAT Oil AG(1)(2)                                       1,005
            25,015  CTS Eventim AG                                           946
           138,917  D+S europe AG(1)(2)                                    1,550
            31,596  Demag Cranes AG(1)(2)                                  1,937
            33,085  Deutz AG(1)(2)                                           459
            58,248  Francotyp-Postalia Holding AG(2)                       1,487
            92,831  Kontron AG(1)                                          1,361
            22,424  Nordex AG(2)                                             690
            12,556  Schmack Biogas AG(2)                                     926
            40,487  Software AG                                            3,070
            23,664  Vossloh AG                                             1,995
           220,693  Wire Card AG(1)(2)                                     2,321
                                                                 ---------------
                                                                          19,681
                                                                 ---------------
INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
GREECE - 1.9%
            26,928  Frigoglass SA                                            603
            67,509  Hellenic Exchanges SA(2)                               1,485
            80,118  Vivartia SA                                            1,529
                                                                 ---------------
                                                                           3,617
                                                                 ---------------
HONG KONG - 3.2%
         2,445,000  Huabao International Holdings Ltd.                     1,330
         1,744,000  Peace Mark Holdings Ltd.                               1,650
         1,584,000  Prime Success International
                    Group Ltd.                                             1,672
           223,000  Vtech Holdings Ltd.                                    1,451
                                                                 ---------------
                                                                           6,103
                                                                 ---------------
INDIA - 0.4%
           192,500  India Cements Ltd.(2)                                    782
                                                                 ---------------
INDONESIA - 0.9%
         4,353,100  PT Bakrie Sumatera
                    Plantations Tbk                                          539
         1,676,000  PT Perusahaan Perkebunan
                    London Sumatra Indonesia Tbk                           1,101
                                                                 ---------------
                                                                           1,640
                                                                 ---------------
ISRAEL - 1.2%
           195,315  Ormat Industries Ltd.                                  2,320
                                                                 ---------------
ITALY - 9.3%
           253,163  Azimut Holding SpA(1)                                  3,450
            74,594  Brembo SpA                                               976
            32,136  Digital Multimedia Technologies
                    SpA(1)(2)                                              2,792
           525,231  Gemina SpA(1)(2)                                       2,307
           220,004  Immobiliare Grande
                    Distribuzione SpA                                      1,093
           102,900  MARR SpA                                               1,025
           490,241  Safilo SpA(2)                                          2,879
           144,384  SNAI SpA(2)                                            1,244
            46,869  Valentino Fashion Group SpA(1)                         1,940
                                                                 ---------------
                                                                          17,706
                                                                 ---------------
JAPAN - 9.4%
            73,800  Capcom Co. Ltd.(1)                                     1,155
               470  ES-Con Japan Ltd.(1)                                     806
            25,900  Joint Corp.                                            1,042
            30,000  Kanto Denka Kogyo Co. Ltd.                               188
               187  MID REIT, Inc.                                         1,122
               119  Mori Trust Sogo Reit Inc.(1)                           1,599
           208,000  Nichias Corp.                                          1,818
               282  Nippon Commercial
                    Investment Corp.                                       1,439
           249,000  Ryobi Ltd.(1)                                          2,054
           182,000  Shinko Plantech Co. Ltd.                               1,941
            97,000  Takasago Thermal
                    Engineering Co. Ltd.                                     842
           302,000  Tokai Carbon Co. Ltd.                                  2,488
            12,815  Toyo Tanso Co. Ltd.                                    1,412
                                                                 ---------------
                                                                          17,906
                                                                 ---------------
INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
MEXICO - 0.3%
           389,995  Sare Holding, SAB de CV
                    Class B(2)                                               572
                                                                 ---------------
NETHERLANDS - 4.9%
            37,333  Arcadis N.V.                                           2,347
            60,422  Draka Holding(1)(2)                                    1,894
            28,865  Imtech N.V.                                            1,981
            12,004  TKH Group N.V. CVA                                     1,080
            96,821  Wavin N.V.(2)                                          2,050
                                                                 ---------------
                                                                           9,352
                                                                 ---------------
NORWAY - 6.4%
           496,521  Acta Holding ASA                                       2,712
            98,469  Cermaq ASA                                             1,846
           572,435  Deep Sea Supply plc(2)                                 1,736
           355,538  Ementor ASA(2)                                         2,742
            34,427  ODIM ASA(2)                                              954
           129,177  SeaBird Exploration Ltd.(1)(2)                           769
           167,551  Songa Offshore ASA(2)                                  1,448
                                                                 ---------------
                                                                          12,207
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 5.5%
         1,016,000  China Insurance International
                    Holdings Co. Ltd.(2)                                   1,105
         2,998,000  China National Building Material
                    Co. Ltd. Cl H                                          2,467
           605,966  Greentown China Holdings Ltd.(2)                         897
           234,000  Haitian International
                    Holdings Ltd.(2)                                         139
         2,250,000  Hongguo International
                    Holdings Ltd.(2)                                       1,708
           810,000  Li Ning Co. Ltd.(1)                                    1,524
         2,262,000  Shenzhen Investment Ltd.                               1,013
           549,000  Travelsky Technology Ltd. H Shares                     1,005
               986  Xinhua Finance Ltd.(2)                                   606
                                                                 ---------------
                                                                          10,464
                                                                 ---------------
PHILIPPINES - 1.4%
        28,277,800  Filinvest Land Inc.(2)                                   978
        13,746,685  PNOC Energy Development
                    Corp.(2)                                               1,641
                                                                 ---------------
                                                                           2,619
                                                                 ---------------
PORTUGAL - 0.9%
           220,412  Mota-Engil SGPS SA(1)                                  1,712
                                                                 ---------------
SINGAPORE - 2.9%
           532,360  Cosco Investment Singapore Ltd.                          940
           865,000  Datacraft Asia Ltd.                                      986
           117,000  Ezra Holdings Ltd.                                       380
         2,598,000  Midas Holdings Ltd.(1)                                 2,397
           593,000  Raffles Education Corp. Ltd.                             842
                                                                 ---------------
                                                                           5,545
                                                                 ---------------
SOUTH AFRICA - 1.9%
            91,711  Aquarius Platinum Ltd.                                 2,543

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
           141,283  JSE Ltd.                                               1,069
                                                                 ---------------
                                                                           3,612
                                                                 ---------------
SOUTH KOREA - 0.3%
            32,900  LIG Non-Life Insurance Co., Ltd.                         565
                                                                 ---------------
SPAIN - 4.5%
           152,496  Corporacion Dermoestetica(1)(2)                        1,791
           205,359  Grifols SA(2)                                          3,149
            29,135  Mecalux SA(1)                                          1,449
           334,181  Tubacex SA(1)                                          2,233
                                                                 ---------------
                                                                           8,622
                                                                 ---------------
SWEDEN - 2.8%
            48,583  Hemtex AB                                              1,016
            28,537  Intrum Justitia AB                                       378
            92,185  JM AB(1)                                               2,751
           152,843  Rezidor Hotel Group AB(2)                              1,178
                                                                 ---------------
                                                                           5,323
                                                                 ---------------
SWITZERLAND - 6.5%
             7,960  Bucher Industries AG                                     987
             8,229  Burckhardt Compression
                    Holding AG(2)                                          1,128
             4,814  Galenica Holding AG                                    1,419
             3,127  Georg Fischer AG                                       2,028
             5,613  Kaba Holding AG                                        1,717
            13,959  Partners Group(2)                                      1,520
            18,757  SCHMOLZ+BICKENBACH AG                                  1,410
             1,716  Schulthess Group AG                                    1,606
            31,309  Temenos Group AG(2)                                      583
                                                                 ---------------
                                                                          12,398
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 0.3%
           172,000  Merry Electronics Co. Ltd.                               504
                                                                 ---------------
UNITED KINGDOM - 9.9%
            87,113  Alfred McAlpine plc                                      786
           229,012  Babcock International Group plc                        1,786
           145,394  Big Yellow Group plc                                   1,807
           165,913  Gyrus Group plc(2)                                     1,381
            53,770  Homeserve plc                                          1,918
           574,353  IG Group Holdings plc                                  2,954
           245,823  MITIE Group plc                                        1,110
           167,565  RPS Group plc                                            982
           224,407  Southern Cross Healthcare Ltd.                         1,591
            42,046  Ultra Electronics Holdings plc                           989
           141,950  Unite Group plc                                        1,438
           135,775  Wetherspoon (J.D.) plc                                 1,936
                                                                 ---------------
                                                                          18,678
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                   ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                      184,792
(Cost $142,031)                                                  ---------------

PREFERRED STOCKS - 1.2%
GERMANY - 1.2%
            44,349  Hugo Boss AG(1)                                        2,342
                                                                 ---------------
(Cost $1,469)
TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
6.625% - 8.125%, 8/15/19 - 2/15/27, valued at
$1,832), in a joint trading account at 5.23%, dated
2/28/07, due 3/1/07 (Delivery value $1,800)                                1,800
                                                                 ---------------
(Cost $1,800)

COLLATERAL RECEIVED FOR SECURITIES LENDING(3) - 11.2%
Repurchase Agreement, Citigroup Global Markets
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.33%, dated 2/28/07, due 3/1/07
(Delivery value $21,318)                                                  21,315
                                                                 ---------------
(Cost $21,315)

TOTAL INVESTMENT SECURITIES - 110.6%                                     210,249
                                                                 ---------------
(COST $166,615)

OTHER ASSETS AND LIABILITIES - (10.6)%                                  (20,126)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      190,123
                                                                 ===============

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                         ($ IN THOUSANDS)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Industrials                                  32.2%
Consumer Discretionary                       17.6%
Financials                                   16.5%
Information Technology                        9.7%
Materials                                     8.6%
Health Care                                   6.0%
Energy                                        3.8%
Consumer Staples                              3.2%
Utilities                                     0.9%
Cash and Equivalents(+)                       1.5%

(+)Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
BDR = Brazilian Depositary Receipt
CVA = Certificaten Van Aandelen
(1) Security, or a portion thereof, was on loan as of February 28, 2007. The aggregate value of securities on loan at February 28, 2007, was $20,198 (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

The aggregate value of fair valued securities as of February 28, 2007, was
$1,407 (in thousands), which represented 0.7% of total net assets.

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                         ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $      167,360
                                                                 ===============
Gross tax appreciation of investments                             $       44,490
Gross tax depreciation of investments                                    (1,601)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $       42,889
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT INTERNATIONAL GROWTH FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.3%
AUSTRALIA - 4.4%
            22,331  BHP Billiton Ltd.                             $      477,311
             4,900  CSL Ltd.                                             299,765
            16,258  National Australia Bank Ltd.                         516,965
            19,723  QBE Insurance Group Limited                          497,241
             5,346  Rio Tinto Ltd.                                       318,416
                                                                 ---------------
                                                                       2,109,698
                                                                 ---------------
AUSTRIA - 1.0%
             6,235  Erste Bank der Oesterreichischen
                    Sparkassen AG                                        463,311
                                                                 ---------------
BELGIUM - 1.7%
             3,955  KBC Groupe                                           481,232
             2,000  Umicore                                              342,352
                                                                 ---------------
                                                                         823,584
                                                                 ---------------
BRAZIL - 0.7%
             4,000  Petroleo Brasileiro SA ADR                           361,600
                                                                 ---------------
CANADA - 0.5%
             7,800  Rogers Communications Inc. Cl B                      254,566
                                                                 ---------------
CZECH REPUBLIC - 0.5%
             6,400  CEZ AS(1)                                            257,362
                                                                 ---------------
DENMARK - 0.7%
             7,500  Vestas Wind Systems AS(1)                            350,125
                                                                 ---------------
FINLAND - 1.4%
             7,600  Kone Oyj                                             435,019
             4,800  Metso Oyj                                            238,231
                                                                 ---------------
                                                                         673,250
                                                                 ---------------
FRANCE - 9.9%
             6,321  Accor SA                                             558,105
            17,931  AXA SA                                               763,009
             1,241  Essilor International SA Cie
                    Generale D'Optique                                   141,609
             5,841  Groupe Danone                                        925,336
             2,200  LVMH Moet Hennessy Louis
                    Vuitton SA                                           243,732
             1,100  Pernod-Ricard SA                                     227,038
             2,467  PPR SA                                               371,141
             2,578  Societe Generale                                     434,367
             9,424  Total SA                                             636,187
             6,862  Veolia Environnement                                 484,116
                                                                 ---------------
                                                                       4,784,640
                                                                 ---------------
GERMANY - 7.9%
             2,300  Allianz SE                                           495,379
             3,100  BASF AG                                              315,221
             5,100  DaimlerChrysler AG                                   346,918

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,970  Deutsche Boerse AG                                   394,536
             3,390  Fresenius Medical Care AG &
                    Co. KGaA                                             479,946
             3,800  Hochtief AG                                          330,941
            12,674  KarstadtQuelle AG(1)                                 440,370
             3,200  Linde AG                                             326,066
             2,800  Q-Cells AG(1)                                        166,939
             2,256  SAP AG                                               103,909
             4,100  Siemens AG                                           432,637
                                                                 ---------------
                                                                       3,832,862
                                                                 ---------------
GREECE - 1.6%
             3,680  Hellenic Telecommunications
                    Organization SA(1)                                    99,818
            13,200  National Bank of Greece SA                           682,904
                                                                 ---------------
                                                                         782,722
                                                                 ---------------
HONG KONG - 2.3%
            35,000  China Mobile Ltd.                                    325,233
            46,000  Esprit Holdings Limited                              479,261
            92,000  Li & Fung Ltd.                                       292,032
                                                                 ---------------
                                                                       1,096,526
                                                                 ---------------
INDIA - 2.1%
             4,800  Housing Development Finance
                    Corp. Ltd.                                           163,509
             5,900  Infosys Technologies Ltd.                            278,119
            31,500  Reliance Communication
                    Ventures Ltd.(1)                                     291,102
            10,400  Tata Consultancy Services Ltd.                       280,333
                                                                 ---------------
                                                                       1,013,063
                                                                 ---------------
IRELAND - 1.6%
            19,893  Anglo Irish Bank Corp. plc                           423,775
             8,092  Ryanair Holdings plc ADR(1)                          362,926
                                                                 ---------------
                                                                         786,701
                                                                 ---------------
ITALY - 3.3%
            18,435  Banco Popolare di Verona e
                    Novara Scrl                                          558,583
             9,211  ENI SpA                                              282,141
            10,100  Finmeccanica SpA                                     298,280
             3,932  Luxottica Group SpA                                  123,302
            11,562  Saipem SpA                                           312,238
                                                                 ---------------
                                                                       1,574,544
                                                                 ---------------
JAPAN - 17.6%
            38,000  Bank of Yokohama Ltd. (The)                          310,820
             6,600  Canon, Inc.                                          360,826
             7,000  Daiei Inc. (The)(1)                                   95,999
             2,800  Fanuc Ltd.                                           250,319
            41,500  iShares MSCI Japan Index Fund                        612,125
            23,000  Isuzu Motors Ltd.                                    119,329
            10,800  JTEKT Corp.                                          190,730
             3,100  LAWSON Inc.                                          118,923
             3,000  Makita Corp.                                         110,271

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            24,000  Marubeni Corp.                                       150,678
            19,000  Matsushita Electric Works, Ltd.                      216,418
            61,000  Mitsubishi Electric Corp.                            610,800
                32  Mitsubishi UFJ Financial
                    Group, Inc.                                          394,778
             2,300  Murata Manufacturing Co. Ltd.                        166,750
             2,300  Nintendo Co., Ltd.                                   612,193
            48,000  Nippon Steel Corp.                                   326,503
            15,000  Nippon Yusen Kabushiki Kaisha                        118,509
            25,000  Obayashi Corp.                                       168,364
             2,700  ORIX Corp.                                           743,759
            47,000  Osaka Gas Co. Ltd.                                   184,672
               300  SBI Holdings Inc.                                    128,269
             6,400  Shin-Etsu Chemical Co., Ltd.                         401,268
             4,800  Sony Corp.                                           250,251
            38,000  Sumitomo Heavy Industries Ltd.                       389,810
            12,000  Sumitomo Realty & Development
                    Co. Ltd.                                             478,601
            23,000  Tokyo Tatemono Co. Ltd.                              319,895
             8,900  Toyota Motor Corp.                                   603,136
                                                                 ---------------
                                                                       8,433,996
                                                                 ---------------
MEXICO - 0.7%
             8,048  America Movil, SAB de CV ADR                         352,502
                                                                 ---------------
NETHERLANDS - 2.5%
             4,400  ASML Holding N.V.(1)                                 108,345
            15,094  ING Groep N.V. CVA                                   644,484
             3,100  Koninklijke Philips Electronics N.V.                 113,906
             6,947  Royal Numico N.V.                                    358,117
                                                                 ---------------
                                                                       1,224,852
                                                                 ---------------
NORWAY - 3.0%
             1,998  Aker Kvaerner ASA                                    231,952
            24,200  Statoil ASA                                          617,523
            15,663  Telenor ASA                                          289,864
            10,800  Yara International ASA                               298,921
                                                                 ---------------
                                                                       1,438,260
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.7%
           160,500  China Merchants Bank Co.
                    Ltd. Cl H(1)                                         326,224
                                                                 ---------------
RUSSIAN FEDERATION - 0.5%
             4,407  Mobile TeleSystems ADR                               226,079
                                                                 ---------------
SINGAPORE - 1.2%
            28,000  Keppel Corp. Ltd.                                    331,599
            19,000  United Overseas Bank Ltd.                            256,093
                                                                 ---------------
                                                                         587,692
                                                                 ---------------
SOUTH KOREA - 0.9%
               700  Samsung Electronics                                  421,069
                                                                 ---------------

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SPAIN - 1.9%
            19,050  Cintra Concesiones de
                    Infraestructuras de Transporte SA                    335,240
            10,101  Inditex SA                                           587,932
                                                                 ---------------
                                                                         923,172
                                                                 ---------------
SWEDEN - 1.5%
            12,200  Swedbank AB A Shares                                 418,924
            89,500  Telefonaktiebolaget LM
                    Ericsson Cl B                                        318,826
                                                                 ---------------
                                                                         737,750
                                                                 ---------------
SWITZERLAND - 11.9%
            25,415  ABB Ltd.                                             426,696
             1,200  Actelion Ltd.(1)                                     262,058
             3,761  Adecco SA                                            251,032
             6,431  Compagnie Financiere
                    Richemont AG Cl A                                    355,327
             7,700  Credit Suisse Group                                  534,173
             5,900  Holcim Ltd.                                          586,585
             4,800  Julius Baer Holding AG                               607,266
               600  Nestle SA                                            223,636
             6,065  Novartis AG                                          337,843
             4,666  Roche Holding AG                                     832,798
             2,900  Syngenta AG                                          512,598
             2,200  Synthes Inc.                                         275,621
             8,958  UBS AG                                               531,354
                                                                 ---------------
                                                                       5,736,987
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 0.9%
            63,000  Hon Hai Precision Industry
                    Co., Ltd.                                            429,760
                                                                 ---------------
UNITED KINGDOM - 17.4%
             5,000  AstraZeneca plc                                      281,188
            48,851  Barclays plc                                         709,837
            44,031  BG Group plc                                         598,298
            14,359  BP plc                                               147,180
            13,900  British Sky Broadcasting
                    Group plc                                            152,028
            35,812  BT Group plc                                         207,973
            50,110  Burberry Group plc                                   621,376
            29,878  Capita Group plc                                     379,585
            41,067  Carphone Warehouse Group plc                         239,700
            20,500  Daily Mail and General Trust
                    plc A Shares                                         311,564
            16,900  Experian Group Ltd.                                  197,616
            11,272  GlaxoSmithKline plc                                  316,511
            40,000  International Power plc                              286,686
            48,116  Man Group plc                                        518,698
            25,702  Marks & Spencer Group plc                            340,662
            10,200  Pearson plc                                          158,227
            24,200  Prudential plc                                       320,041
            10,107  Reckitt Benckiser plc                                508,854
            13,951  Royal Bank of Scotland Group plc                     550,349
            13,000  SABMiller plc                                        287,942
            87,882  Tesco plc                                            745,482

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           165,900  Vodafone Group plc                                   460,953
                                                                 ---------------
                                                                       8,340,750
                                                                 ---------------
TOTAL COMMON STOCKS                                                   48,343,647
(Cost $43,223,712)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.0%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
6.625% - 8.125%, 8/15/19 - 2/15/27, valued at
$509,025), in a joint trading account at 5.23%,
dated 2/28/07, due 3/1/07 (Delivery
value $500,073)                                                          500,000
(Cost $500,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 101.3%                                  48,843,647
(COST $43,723,712)                                               ---------------

OTHER ASSETS AND LIABILITIES - (1.3)%                                  (613,100)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $   48,230,547
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                   28.4%
Consumer Discretionary                       14.3%
Industrials                                  13.8%
Materials                                     8.1%
Consumer Staples                              7.0%
Health Care                                   6.7%
Energy                                        6.6%
Information Technology                        6.4%
Telecommunication Services                    5.2%
Utilities                                     2.5%
Diversified                                   1.3%
Cash and cash equivalents(+)                (0.3)%

(+)Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
MSCI = Morgan Stanley Capital International
(1) Non-income producing.

The aggregate value of fair valued securities as of February 28, 2007, was
$429,760, which represented 0.9% of total net assets.

NT INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $   43,906,140
                                                                 ===============
Gross tax appreciation of investments                             $    5,513,549
Gross tax depreciation of investments                                  (576,042)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $    4,937,507
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT EMERGING MARKETS FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.7%
ARGENTINA - 0.7%
             3,882  Banco Macro Bansud SA ADR                     $      130,629
                                                                 ---------------
AUSTRIA - 0.6%
               800  Raiffeisen International Bank
                    Holding AG                                           107,651
                                                                 ---------------
BRAZIL - 9.9%
            19,600  ALL - America Latina Logistica SA                    224,751
             6,100  American Banknote SA                                  55,154
             7,549  Dufry South America Ltd. BDR(1)                      119,448
            12,200  Equatorial Energia SA(1)                             107,953
             9,700  Gafisa SA                                            141,058
            18,500  Lojas Renner SA                                      260,404
            15,233  LPS Brasil - Consultoria de
                    Imoveis SA(1)                                        157,746
            10,000  Lupatech SA(1)                                       153,520
             2,551  Medial Saude SA(1)                                    25,816
             2,182  Petroleo Brasileiro SA ADR                           197,253
            17,982  Santos-Brasil SA                                     218,477
             6,100  Totvs SA(1)                                          146,503
                                                                 ---------------
                                                                       1,808,083
                                                                 ---------------
CHILE - 4.0%
            68,100  Cencosud SA                                          228,536
            19,100  Compania Cervecerias Unidas SA                       111,197
            39,200  La Polar SA                                          220,947
               700  Lan Airlines SA ADR                                   47,726
           201,700  Masisa SA                                             45,998
            62,000  Ripley Corp. SA(1)                                    81,617
                                                                 ---------------
                                                                         736,021
                                                                 ---------------
CZECH REPUBLIC - 0.9%
             1,000  Komercni Banka AS                                    163,804
                                                                 ---------------
EGYPT - 1.1%
            31,300  Egyptian Financial Group - Hermes
                    Holding SAE(1)                                       201,155
                                                                 ---------------
FINLAND - 1.4%
            10,678  Nokian Renkaat Oyj                                   260,814
                                                                 ---------------
GERMANY - 1.2%
             7,762  CAT Oil AG(1)                                        213,622
                                                                 ---------------
HONG KONG - 5.3%
           126,000  China Yurun Food Group Ltd.                          131,921
            44,000  FU JI Food and Catering
                    Services Holdings Ltd.                               133,472
            38,500  Kingboard Laminates Holding
                    Ltd.(1)                                               40,901
            44,500  Parkson Retail Group Ltd.                            268,839
            25,000  Vtech Holdings Ltd.                                  162,712

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           352,000  Win Hanverky Holdings Ltd.(1)                        220,765
                                                                 ---------------
                                                                         958,610
                                                                 ---------------
INDIA - 1.9%
             7,300  JSW Steel Ltd.                                        77,760
             8,400  Tata Consultancy Services Ltd.                       226,423
             1,324  WNS Holdings Ltd. ADR(1)                              42,593
                                                                 ---------------
                                                                         346,776
                                                                 ---------------
INDONESIA - 2.2%
            33,500  PT Astra Agro Lestari Tbk                             46,041
            55,500  PT Astra International Tbk                            85,394
           543,500  PT Bank Mandiri Tbk                                  138,383
         1,055,000  PT Bank Niaga Tbk                                     88,961
            46,500  PT Telekomunikasi Indonesia Tbk                       45,321
                                                                 ---------------
                                                                         404,100
                                                                 ---------------
ISRAEL - 1.7%
            22,800  Makhteshim-Agan Industries Ltd.                      136,443
             5,021  Teva Pharmaceutical Industries
                    Ltd. ADR                                             178,547
                                                                 ---------------
                                                                         314,990
                                                                 ---------------
KAZAKHSTAN - 0.9%
             8,369  KazMunaiGas Exploration
                    Production GDR(1)                                    169,891
                                                                 ---------------
MALAYSIA - 2.2%
           253,000  AirAsia Bhd(1)                                       117,725
            57,000  Kuala Lumpur Kepong Bhd                              170,854
            13,700  Proton Holdings Bhd(1)                                28,159
            20,300  Tanjong plc                                           83,448
                                                                 ---------------
                                                                         400,186
                                                                 ---------------
MEXICO - 6.6%
            53,187  Axtel, SAB de CV(1)                                  204,632
            33,948  Corporacion GEO, SAB de CV
                    Series B(1)                                          183,768
            37,902  Corporacion Moctezuma, SA de CV                      101,738
            27,500  Gruma, SA de CV Series B                              86,734
             6,246  Grupo Aeroportuario del Pacifico,
                    SAB de CV ADR                                        259,271
            37,500  Grupo Financiero Banorte,
                    SAB de CV                                            145,284
            44,200  Organizacion Soriana, SAB
                    de CV Cl B                                           126,198
            26,975  Urbi Desarrollos Urbanos,
                    SA de CV(1)                                          106,197
                                                                 ---------------
                                                                       1,213,822
                                                                 ---------------
PAKISTAN - 1.0%
             9,727  Oil and Gas Development Co.
                    Ltd. GDR                                             187,245
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 5.7%
           208,000  Air China Ltd.                                       155,743
           160,000  China Petroleum & Chemical
                    Corp. Cl H                                           127,994
           348,000  Dongfeng Motor Group Co.
                    Ltd. Cl H(1)                                         204,447

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           174,000  Golden Eagle Retail Group Ltd.                       131,622
            54,000  Nine Dragons Paper Holdings Ltd.                     111,969
           190,000  PetroChina Co. Ltd. Cl H                             221,546
           104,000  Wumart Stores Inc. Cl H                               91,582
                                                                 ---------------
                                                                       1,044,903
                                                                 ---------------
PHILIPPINES - 3.2%
         2,708,200  Filinvest Land Inc.(1)                                93,665
             5,400  Philippine Long Distance
                    Telephone Co. ADR                                    264,600
         1,032,489  PNOC Energy Development
                    Corp.(1)                                             123,282
           246,500  Robinsons Land Corp.                                  93,881
                                                                 ---------------
                                                                         575,428
                                                                 ---------------
POLAND - 1.2%
             8,300  Agora SA                                             114,026
             6,120  Globe Trade Centre SA(1)                              97,299
                                                                 ---------------
                                                                         211,325
                                                                 ---------------
RUSSIAN FEDERATION - 8.3%
            35,338  COMSTAR - United
                    TeleSystems GDR                                      316,628
             6,900  OAO Gazprom ADR                                      280,967
             6,773  OAO TMK GDR(1)                                       223,509
             8,885  Sistema Hals GDR(1)                                  111,063
           334,054  Unified Energy System                                392,514
             7,069  X5 Retail Group N.V. GDR(1)                          199,416
                                                                 ---------------
                                                                       1,524,097
                                                                 ---------------
SINGAPORE - 0.9%
            78,000  Beauty China Holdings Ltd.                            52,056
            82,000  Yanlord Land Group Ltd.(1)                           105,696
                                                                 ---------------
                                                                         157,752
                                                                 ---------------
SOUTH AFRICA - 7.0%
             7,482  Barloworld Ltd.                                      179,040
             5,766  Kumba Iron Ore Ltd.(1)                               101,454
            10,400  Murray & Roberts Holdings Ltd.                        76,928
            71,600  Network Healthcare Holdings Ltd.                     139,321
             2,755  Pretoria Portland Cement Co. Ltd.                    160,016
            17,702  Sappi Ltd.                                           250,398
            16,800  Telkom SA Ltd.                                       377,904
                                                                 ---------------
                                                                       1,285,061
                                                                 ---------------
SOUTH KOREA - 12.8%
               330  Amorepacific Corp.                                   193,953
               400  CJ Corp.                                              41,417
             3,630  GS Holdings Corp.                                    124,004
            10,500  Halla Climate Control                                114,179
               700  KCC Corp.                                            189,370
             2,400  Korean Air Lines Co., Ltd.                            85,169
            12,000  LG Dacom Corp.                                       253,978
            17,400  LIG Non-Life Insurance Co., Ltd.                     299,046

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
               800  POSCO                                                299,597
               400  Samsung Electronics                                  240,611
             4,920  Shinhan Financial Group Co., Ltd.                    277,161
               400  Shinsegae Co. Ltd.                                   230,003
                                                                 ---------------
                                                                       2,348,488
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 12.9%
           124,640  Asia Cement Corp.                                    126,126
           128,000  Asustek Computer Inc.                                333,785
           136,220  China Steel Corp.                                    149,276
           117,600  Chinatrust Financial Holding Co.                      93,559
           320,000  Chung Hwa Pulp Corp.                                 162,078
            19,000  Gemtek Technology Corp.                               45,866
            15,400  Himax Technologies Inc. ADR(1)                        88,088
            34,400  Hon Hai Precision Industry Co., Ltd.                 234,663
           146,000  Lite-On Technology Corp.                             209,946
           119,000  Realtek Semiconductor Corp.                          195,602
           106,325  Shin Kong Financial Holding
                    Co. Ltd.                                             105,048
           157,000  U-Ming Marine Transport Corp.(1)                     231,015
            99,000  Wistron Corp.                                        136,076
            85,772  Wistron NeWeb Corp.                                  247,534
                                                                 ---------------
                                                                       2,358,662
                                                                 ---------------
TURKEY - 2.1%
            26,100  Turk Hava Yollari Anonim
                    Ortakligi(1)                                         138,535
            62,400  Turkiye Garanti Bankasi AS                           238,471
                                                                 ---------------
                                                                         377,006
                                                                 ---------------
TOTAL COMMON STOCKS                                                   17,500,121
(Cost $14,647,973)                                               ---------------

PREFERRED STOCKS - 2.1%
BRAZIL - 2.1%
             2,380  Aracruz Celulose SA ADR                              127,711
         1,330,000  Companhia de Gas de Sao
                    Paulo Cl A                                           219,840
           800,000  Lojas Americanas SA                                   44,643
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                   392,194
(Cost $339,706)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 3.3%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
6.625% - 8.125%, 8/15/19 - 2/15/27, valued at
$610,831), in a joint trading account at 5.23%,
dated 2/28/07, due 3/1/07 (Delivery
value $600,087)                                                          600,000
                                                                 ---------------
(Cost $600,000)

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.1%                                  18,492,315
                                                                 ---------------
(COST $15,587,679)

OTHER ASSETS AND LIABILITIES - (1.1)%                                  (194,536)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $   18,297,779
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Consumer Discretionary                      15.7%
Financials                                  13.6%
Information Technology                      12.9%
Industrials                                 11.7%
Materials                                   10.1%
Energy                                       9.5%
Consumer Staples                             9.3%
Telecommunication Services                   8.0%
Utilities                                    5.1%
Health Care                                  1.9%
Cash and Equivalents(+)                      2.2%

(+)Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
BDR = Brazilian Depositary Receipt
GDR = Global Depositary Receipt
(1) Non-income producing.

The aggregate value of fair valued securities as of February 28, 2007, was
$2,362,156, which represented 12.9% of total net assets.

NT EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $   15,614,646
                                                                 ===============
Gross tax appreciation of investments                             $    3,085,426
Gross tax depreciation of investments                                  (207,757)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $    2,877,669
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIFE SCIENCES FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
BIOTECHNOLOGY - 6.9%
            19,532  Amgen Inc.(1)                                 $    1,255,126
            35,500  Genzyme Corp.(1)                                   2,193,900
            34,000  Gilead Sciences, Inc.(1)                           2,433,040
            51,000  MedImmune, Inc.(1)                                 1,627,410
                                                                 ---------------
                                                                       7,509,476
                                                                 ---------------
CHEMICALS - 1.7%
            44,000  Sigma-Aldrich Corp.                                1,804,000
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 29.9%
            20,000  Alcon, Inc. New York Shares                        2,492,400
            56,000  Arrow International Inc.                           1,868,720
            34,400  Bard (C.R.), Inc.                                  2,745,120
            60,925  Baxter International, Inc.                         3,046,860
            40,000  Beckman Coulter, Inc.                              2,566,400
            36,500  Becton Dickinson & Co.                             2,773,635
            52,500  DENTSPLY International Inc.                        1,655,850
            26,500  Hologic, Inc.(1)                                   1,458,825
            53,000  Medtronic, Inc.                                    2,669,080
            13,837  Mettler-Toledo International, Inc.(1)              1,194,963
            50,000  Mindray Medical International
                    Ltd. ADR(1)                                        1,287,000
            68,205  Respironics, Inc.(1)                               2,794,359
            24,250  Stryker Corp.                                      1,503,985
            35,000  Varian Medical Systems, Inc.(1)                    1,608,250
            34,000  Zimmer Holdings Inc.(1)                            2,867,220
                                                                 ---------------
                                                                      32,532,667
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 24.1%
            31,500  Cardinal Health, Inc.                              2,207,835
            32,000  Community Health Systems Inc.(1)                   1,192,000
            32,500  DaVita Inc.(1)                                     1,772,875
            34,500  Humana Inc.(1)                                     2,064,480
            20,000  Laboratory Corp. of America
                    Holdings(1)                                        1,595,000
            56,500  Manor Care, Inc.                                   3,027,270
            56,000  Owens & Minor Inc.                                 1,846,320
            65,500  Psychiatric Solutions, Inc.(1)                     2,617,380
           170,500  Sun Healthcare Group, Inc.(1)                      2,242,075
            47,000  Sunrise Senior Living Inc.(1)                      1,841,930
            37,500  UnitedHealth Group Incorporated                    1,957,500
            40,000  Universal Health Services, Inc. Cl B               2,314,400
            18,300  WellPoint Inc.(1)                                  1,452,837
                                                                 ---------------
                                                                      26,131,902
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 9.2%
            21,000  Millipore Corp.(1)                                 1,501,920
            42,000  Pharmaceutical Product
                    Development, Inc.                                  1,335,180
           100,000  Thermo Fisher Scientific Inc.(1)                   4,527,000
            48,000  Waters Corp.(1)                                    2,604,480
                                                                 ---------------
                                                                       9,968,580
                                                                 ---------------

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 27.7%
            64,250  Abbott Laboratories                                3,509,335
            14,500  Allergan, Inc.                                     1,619,795
            33,500  AstraZeneca plc ORD                                1,883,956
            32,000  Forest Laboratories, Inc.(1)                       1,656,320
            60,000  Johnson & Johnson                                  3,782,999
            44,000  Medicis Pharmaceutical Corp. Cl A                  1,599,840
            63,000  Merck & Co., Inc.                                  2,782,080
            33,500  Novartis AG ADR                                    1,856,905
            15,250  Roche Holding AG ORD                               2,721,851
            27,500  Sepracor Inc.(1)                                   1,445,400
            48,500  Shire plc ADR                                      3,126,795
         2,200,000  Wuyi International Pharmaceutical
                    Co. Ltd. ORD(1)                                      546,280
            72,814  Wyeth                                              3,562,061
                                                                 ---------------
                                                                      30,093,617
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.5%                                  108,040,242
                                                                 ---------------
(COST $95,558,244)

OTHER ASSETS AND LIABILITIES - 0.5%                                      537,835
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  108,578,077
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                     Unrealized
Contracts to Sell           Settlement Date          Value           Gain (Loss)
--------------------------------------------------------------------------------
1,711,050 CHF for USD           3/30/07            $1,408,350         $(15,735)
  487,592 GBP for USD           3/30/07               957,406             (931)
                                                  ------------------------------
                                                   $2,365,756         $(16,666)
                                                  ==============================
(Value on Settlement Date $2,349,090)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $   95,599,032
                                                                 ===============
Gross tax appreciation of investments                             $   13,516,346
Gross tax depreciation of investments                                 1,075,136)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   12,441,210
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TECHNOLOGY FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
AEROSPACE & DEFENSE - 3.3%
            40,884  Precision Castparts Corp.                    $     3,719,217
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 15.5%
           211,300  Cisco Systems Inc.(1)                              5,481,123
            39,196  Loral Space &
                    Communications Inc.(1)                             1,824,574
            33,487  Netgear, Inc.(1)                                     905,154
            42,491  Research In Motion Ltd.(1)                         5,974,659
            83,412  SafeNet Inc.(1)                                    2,289,659
            68,402  Sierra Wireless(1)                                   929,583
                                                                 ---------------
                                                                      17,404,752
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.8%
            23,639  Apple Inc.(1)                                      2,000,096
            72,884  Hewlett-Packard Co.                                2,870,172
           760,000  Micro-Star International
                    Co. Ltd. ORD                                         564,459
                                                                 ---------------
                                                                       5,434,727
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.5%
            47,055  Cogent Communications
                    Group, Inc.(1)                                     1,061,561
           266,595  Level 3 Communications, Inc.(1)                    1,751,529
            72,858  Tele2 AB Cl B ORD                                  1,097,463
                                                                 ---------------
                                                                       3,910,553
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
           177,500  BYD Co. Ltd. Cl H ORD(1)                             722,464
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 6.3%
            66,000  Canon Electronics Inc. ORD                         2,208,458
            50,274  Dolby Laboratories Inc. Cl A(1)                    1,608,768
           271,000  Hitachi Ltd. ORD                                   1,902,919
            15,659  IPG Photonics Corp.(1)                               363,132
            86,770  SMART Modular Technologies
                    (WWH), Inc.(1)                                       941,455
                                                                 ---------------
                                                                       7,024,732
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 12.6%
           259,566  Ariba, Inc.(1)                                     2,416,559
            24,346  Bankrate Inc.(1)                                     988,204
             7,572  Google Inc. Cl A(1)                                3,403,235
           738,165  On2 Technologies, Inc.(1)                            871,035
            14,816  Switch & Data Facilities Co. Inc.(1)                 288,616
            97,202  ValueClick Inc.(1)                                 2,575,853
           108,609  Vignette Corp.(1)                                  1,937,585
            37,834  WebEx Communications, Inc.(1)                      1,643,131
                                                                 ---------------
                                                                      14,124,218
                                                                 ---------------

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
IT SERVICES - 11.9%
            23,732  DST Systems, Inc.(1)                               1,671,207
            32,363  Fiserv, Inc.(1)                                    1,713,944
            31,504  Infosys Technologies Ltd. ADR                      1,709,407
            13,000  Infosys Technologies Ltd. ORD                        612,804
            17,017  International Business
                    Machines Corp.                                     1,582,751
            70,747  Total System Services Inc.                         2,208,722
            56,068  VeriFone Holdings Inc.(1)                          2,189,456
           107,188  Wipro Ltd. ADR                                     1,697,858
                                                                 ---------------
                                                                      13,386,149
                                                                 ---------------
MEDIA - 1.6%
            80,684  News Corp. Cl A                                    1,817,811
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 20.9%
            72,925  Anadigics, Inc.(1)                                   890,414
            77,614  ASML Holding N.V. New
                    York Shares(1)                                     1,907,751
           360,614  Credence Systems Corp.(1)                          1,637,188
            64,762  Intevac, Inc.(1)                                   1,766,060
            32,899  KLA-Tencor Corp.                                   1,702,194
            51,305  Linear Technology Corp.                            1,702,813
            45,122  MEMC Electronic Materials Inc.(1)                  2,326,941
           357,798  Mindspeed Technologies Inc.(1)                       869,449
           313,151  ON Semiconductor Corp.(1)                          3,075,142
            33,441  Power Integrations Inc.(1)                           864,450
           383,400  Realtek Semiconductor Corp. ORD                      630,201
            83,323  Silicon Motion Technology
                    Corp. ADR(1)                                       1,738,118
            29,103  SiRF Technology Holdings, Inc.(1)                    832,055
            27,747  Tessera Technologies Inc.(1)                       1,121,534
           105,620  Ultra Clean Holdings(1)                            1,721,606
         1,669,000  Winbond Electronics Corp. ORD(1)                     595,919
                                                                 ---------------
                                                                      23,381,835
                                                                 ---------------
SOFTWARE - 13.1%
            52,630  Adobe Systems Inc.(1)                              2,065,728
           163,946  FalconStor Software, Inc.(1)                       1,647,657
            69,764  i2 Technologies Inc.(1)                            1,661,081
            28,092  Micros Systems, Inc.(1)                            1,566,410
           114,191  Microsoft Corporation                              3,216,761
           101,435  Shanda Interactive
                    Entertainment Ltd. ADR(1)                          2,397,923
           118,041  VASCO Data Security
                    International, Inc.(1)                             2,076,341
                                                                 ---------------
                                                                      14,631,901
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 4.1%
            64,535  Millicom International
                    Cellular SA(1)                                     4,640,067
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 98.3%                                  110,198,426
                                                                 ---------------
(COST $98,126,777)

OTHER ASSETS AND LIABILITIES - 1.7%                                    1,915,197
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $   112,113,623
                                                                 ===============

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

The aggregate value of fair valued securities as of February 28, 2007 was
$1,790,579, which represented 1.6% of total net assets.

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $98,404,643
                                                                 ===============
Gross tax appreciation of investments                                $13,304,983
Gross tax depreciation of investments                                (1,511,200)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $11,793,783
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    April 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    April 27, 2007

         /s/ Robert J. Leach
By:      ----------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    April 27, 2007